UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders.

(a)      A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

SEMI-ANNUAL REPORT

JUNE 30, 2023

Investment Adviser:

Aperture Investors, LLC

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at https://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

GLOBAL BONDS — 62.1%

	Face Amount	Value
Azerbaijan — 0.6%
Southern Gas Corridor CJSC 6.88%, 03/24/26	$1,627,000	$1,651,730

Bahrain — 0.2%
AUB Sukuk MTN 2.62%, 09/09/26	310,000	279,463
Gulf International Bank BSC MTN 2.38%, 09/23/25	322,000	298,655

		578,118

Brazil — 3.3%
Banco BTG Pactual 2.75%, 01/11/26	622,000	566,085
Banco do Brasil 3.25%, 09/30/26 (A)	1,500,000	1,383,471
Banco Votorantim MTN 4.38%, 07/29/25	637,000	611,556

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Brazil (continued)
Braskem Netherlands Finance BV 8.50%, H15T5Y + 8.220%, 01/23/81 (B)	$660,000	$673,200
BRF GmbH 4.35%, 09/29/26	363,000	328,697
Centrais Eletricas Brasileiras 3.63%, 02/04/25	311,000	298,000
CSN Resources 7.63%, 04/17/26	229,000	227,184
Embraer Netherlands Finance BV 5.40%, 02/01/27	678,000	650,443
6.95%, 01/17/28	680,000	676,381
Gol Finance 8.00%, 06/30/26 (A)	600,000	331,932
Gol Finance MTN 8.00%, 06/30/26	339,000	187,542
NBM US Holdings 7.00%, 05/14/26	1,316,000	1,276,441
Unigel Luxembourg 8.75%, 10/01/26 (A)	800,000	256,000
Usiminas International Sarl 5.88%, 07/18/26	1,050,000	1,018,123
XP 3.25%, 07/01/26 (A)	1,700,000	1,506,592

		9,991,647

Burkina Faso — 0.3%
Endeavour Mining 5.00%, 10/14/26 (A)	1,117,000	984,635

		984,635

Canada — 0.6%
Vermilion Energy 6.88%, 05/01/30 (A)	2,092,000	1,927,519

Chile — 2.0%
AES Andes 7.13%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79 (B)	634,000	586,133
Banco Santander Chile 2.70%, 01/10/25	680,000	650,273
Celulosa Arauco y Constitucion 4.50%, 08/01/24	826,000	811,842

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Chile (continued)
Cencosud 5.15%, 02/12/25	$1,818,000	$1,796,749
Empresa Nacional de Telecomunicaciones 4.75%, 08/01/26	560,000	544,846
Empresa Nacional del Petroleo 3.75%, 08/05/26	940,000	889,030
Kenbourne Invest 4.70%, 01/22/28 (A)	1,271,000	852,700

		6,131,573

China — 4.4%
Agile Group Holdings 5.75%, 01/02/25	1,026,000	310,242
8.38%, 12/04/71 (B)(C)	1,860,000	221,625
BOC Aviation MTN 6.67%, ICE LIBOR USD 3 Month + 1.125%, 09/26/23 (B)	110,000	109,993
Central Plaza Development 4.65%, 01/19/26	345,000	284,021
Chinalco Capital Holdings 4.10%, 03/11/72 (B)(C)	1,223,000	1,194,253
CIFI Holdings Group 5.95%, 10/20/25	311,000	33,725
6.00%, 07/16/25	622,000	67,450
CNPC Global Capital 1.35%, 06/23/25	700,000	646,333
COSL Singapore Capital 1.88%, 06/24/25	700,000	651,738
Country Garden Holdings 3.13%, 10/22/25	625,000	193,844
5.13%, 01/17/25	634,000	274,189
5.13%, 01/14/27	311,000	96,180
5.63%, 12/15/26	309,000	101,967
ENN Clean Energy International Investment 3.38%, 05/12/26 (A)	1,650,000	1,527,784
Far East Horizon MTN 2.63%, 03/03/24	200,000	193,500
Fortune Star BVI 5.00%, 05/18/26	400,000	296,800
Geely Automobile Holdings 4.00%, 06/09/72 (B)(C)	328,000	313,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
China (continued)
Huarong Finance II MTN 5.50%, 01/16/25	$3,183,000	$3,016,538
Powerlong Real Estate Holdings 5.95%, 04/30/25	336,000	33,936
Prosus 3.26%, 01/19/27	1,321,000	1,193,607
RKPF Overseas 5.13%, 07/26/26	621,000	280,021
Shanghai Electric Group Global Investment 2.65%, 11/21/24	632,000	599,350
Shimao Group Holdings 5.20%, 01/16/27	1,003,000	75,967
5.60%, 07/15/26 (D)	309,000	23,379
6.13%, 02/21/24	654,000	47,494
Sino-Ocean Land Treasure Finance I 6.00%, 07/30/24	248,000	90,015
Sino-Ocean Land Treasure IV 3.25%, 05/05/26	370,000	112,462
Sunac China Holdings 6.50%, 07/09/23	305,000	45,047
7.50%, 02/01/24	1,392,000	198,510
7.95%, 10/11/23 (D)	1,068,000	155,518
Times China Holdings 5.75%, 01/14/27	667,000	44,234
6.60%, 03/02/23	309,000	20,342
Weibo 3.50%, 07/05/24	400,000	388,456
West China Cement 4.95%, 07/08/26	316,000	238,852
Yili Holding Investment 1.63%, 11/19/25	350,000	318,169

		13,398,944

Colombia — 2.1%
Banco de Bogota 6.25%, 05/12/26	417,000	402,722
Bancolombia 3.00%, 01/29/25	673,000	639,337
Canacol Energy 5.75%, 11/24/28 (A)	1,765,000	1,509,761

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Colombia (continued)
Ecopetrol 4.63%, 11/02/31	$680,000	$524,997
8.63%, 01/19/29	1,025,000	1,027,358
EnfraGen Energia Sur 5.38%, 12/30/30	3,142,000	2,042,300
SURA Asset Management 4.88%, 04/17/24	358,000	353,586

		6,500,061

Ghana — 0.7%
Kosmos Energy 7.50%, 03/01/28 (A)	1,300,000	1,077,676
7.75%, 05/01/27	716,000	612,219
Tullow Oil 10.25%, 05/15/26 (A)	568,000	431,674

		2,121,569

India — 5.4%
ABJA Investment Pte 5.95%, 07/31/24	1,074,000	1,068,737
Adani Green Energy 4.38%, 09/08/24 (A)	300,000	277,176
Adani Ports & Special Economic Zone 3.38%, 07/24/24	164,000	156,606
4.20%, 08/04/27	1,420,000	1,212,178
Adani Transmission Step-One 4.00%, 08/03/26	1,462,000	1,277,793
4.25%, 05/21/36	557,460	420,824
Bharti Airtel 4.38%, 06/10/25	747,000	726,089
Bharti Airtel International Netherlands BV 5.35%, 05/20/24	620,000	616,092
BPRL International Singapore Pte MTN 4.38%, 01/18/27	728,000	694,537
Delhi International Airport 6.13%, 10/31/26	319,000	310,228
Greenko Solar Mauritius 5.55%, 01/29/25	450,000	432,675
5.95%, 07/29/26	338,000	316,199
Greenko Wind Projects Mauritius 5.50%, 04/06/25 (A)	1,000,000	955,881
ICICI Bank MTN 4.00%, 03/18/26	765,000	730,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
India (continued)
JSW Steel 5.95%, 04/18/24	$554,000	$549,457
Network i2i 3.98%, H15T5Y + 3.390%, 06/03/72 (A)(B)(C)	1,100,000	981,750
NTPC MTN 4.25%, 02/26/26	764,000	735,634
Periama Holdings 5.95%, 04/19/26	1,515,000	1,454,400
REC 3.50%, 12/12/24	715,000	686,854
REC MTN 2.25%, 09/01/26	700,000	623,971
Reliance Industries 4.13%, 01/28/25	1,680,000	1,637,679
State Bank of India MTN 1.80%, 07/13/26	620,000	552,833

		16,417,966

Indonesia — 2.6%
Bank Mandiri Persero MTN 3.75%, 04/11/24	362,000	355,672
4.75%, 05/13/25	300,000	293,831
Bank Negara Indonesia Persero 4.30%, H15T5Y + 3.466%, 03/24/72 (B)(C)	1,800,000	1,485,918
Bank Rakyat Indonesia Persero 3.95%, 03/28/24	644,000	633,181
Cikarang Listrindo 4.95%, 09/14/26	950,000	904,792
Medco Bell Pte 6.38%, 01/30/27	550,000	514,644
Medco Oak Tree Pte 7.38%, 05/14/26	691,000	679,282
Pelabuhan Indonesia Persero 4.25%, 05/05/25	1,996,000	1,946,100
Pertamina Persero 1.40%, 02/09/26	1,285,000	1,159,685

		7,973,105

Israel — 4.0%
Energean Israel Finance 4.50%, 03/30/24 (A)	1,648,000	1,628,224
4.88%, 03/30/26 (A)	1,940,000	1,799,855

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Israel (continued)
Israel Electric 5.00%, 11/12/24 (A)	$3,973,000	$3,929,694
Leviathan Bond 6.13%, 06/30/25 (A)	636,026	619,559
6.50%, 06/30/27 (A)	620,000	592,100
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,416,000	2,161,201
5.13%, 05/09/29	1,693,000	1,535,624

		12,266,257

Jordan — 0.4%
Hikma Finance USA 3.25%, 07/09/25	1,299,000	1,230,049

Kazakhstan — 0.9%
KazMunayGas National JSC 4.75%, 04/19/27 (A)	316,000	299,824
KazMunayGas National JSC MTN 5.38%, 04/24/30	667,000	618,649
Nostrum Oil & Gas Finance BV 5.00%, 06/30/26	47,000	33,635
cash/0% PIK, 14.00%, 06/30/26	65,691	23,649
Tengizchevroil Finance International 2.63%, 08/15/25 (A)	900,000	817,920
4.00%, 08/15/26	981,000	890,257

		2,683,934

Kuwait — 1.3%
Kuwait Projects SPC MTN 4.50%, 02/23/27	868,000	733,588
MEGlobal Canada ULC MTN 5.00%, 05/18/25 (A)	1,800,000	1,762,758
NBK SPC 1.63%, U.S. SOFR + 1.050%, 09/15/27 (A)(B)	1,750,000	1,559,212

		4,055,558

Macao — 0.6%
Sands China 4.30%, 01/08/26	2,010,000	1,889,979

Macau — 0.9%
MGM China Holdings 4.75%, 02/01/27 (A)	1,705,000	1,551,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Macau (continued)
Wynn Macau 5.13%, 12/15/29	$1,499,000	$1,259,250

		2,810,800

Malaysia — 0.5%
Axiata SPV2 MTN 4.36%, 03/24/26	819,000	791,056
TNB Global Ventures Capital MTN 3.24%, 10/19/26	636,000	586,965

		1,378,021

Mexico — 4.5%
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	613,811
4.38%, 04/11/27	1,122,000	1,060,501
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25	1,112,000	1,099,841
Cemex 5.45%, 11/19/29	1,039,000	1,001,882
Comision Federal de Electricidad 4.75%, 02/23/27	1,506,000	1,436,347
Orbia Advance 1.88%, 05/11/26	310,000	277,838
Petroleos Mexicanos 6.70%, 02/16/32	6,496,000	4,940,056
6.95%, 01/28/60	677,000	422,164
Sigma Alimentos 4.13%, 05/02/26	767,000	731,529
Southern Copper 3.88%, 04/23/25	816,000	793,823
Total Play Telecomunicaciones 6.38%, 09/20/28	342,000	198,727
7.50%, 11/12/25	660,000	468,731
Trust Fibra Uno 5.25%, 01/30/26	600,000	584,742

		13,629,992

Nigeria — 0.1%
Access Bank MTN 6.13%, 09/21/26 (A)	300,000	251,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Oman — 0.9%
OmGrid Funding 5.20%, 05/16/27	$2,210,000	$2,132,385
OQ SAOC MTN 5.13%, 05/06/28 (A)	400,000	378,745
Oztel Holdings SPC 6.63%, 04/24/28	288,000	298,080

		2,809,210

Panama — 0.0%
Banco General 4.13%, 08/07/27	110,000	103,495

Paraguay — 0.1%
Telefonica Celular del Paraguay 5.88%, 04/15/27	335,000	307,363

Peru — 1.1%
Banco de Credito del Peru S.A. 2.70%, 01/11/25	636,000	606,963
Banco de Credito del Peru S.A. MTN 3.25%, H15T5Y + 2.450%, 09/30/31 (B)	690,000	607,527
Cia de Minas Buenaventura SAA 5.50%, 07/23/26	317,000	275,219
Credicorp 2.75%, 06/17/25	1,631,000	1,541,226
Volcan Cia Minera SAA 4.38%, 02/11/26	530,000	394,329

		3,425,264

Philippines — 0.2%
BDO Unibank MTN 2.13%, 01/13/26	310,000	283,752
Petron 5.95%, 10/19/71 (B)(C)	316,000	291,692

		575,444

Qatar — 2.3%
ABQ Finance MTN 1.88%, 09/08/25	1,353,000	1,246,267
3.13%, 09/24/24	212,000	204,669
Doha Finance MTN 2.38%, 03/31/26	1,247,000	1,144,522
MAR Sukuk 2.21%, 09/02/25	310,000	290,619
3.03%, 11/13/24	289,000	279,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Qatar (continued)
QIB Sukuk 1.95%, 10/27/25	$1,116,000	$1,032,731
QNB Finance MTN 2.75%, 02/12/27	1,833,000	1,691,287
3.50%, 03/28/24	1,217,000	1,196,102

		7,085,325

Saudi Arabia — 3.0%
Almarai Sukuk 4.31%, 03/05/24	213,000	210,139
ANB Sukuk 3.33%, H15T5Y + 2.974%, 10/28/30 (B)	316,000	296,537
Dar Al-Arkan Sukuk 6.75%, 02/15/25	672,000	661,602
Global Sukuk 0.95%, 06/17/24 (A)	300,000	285,465
1.60%, 06/17/26 (A)	300,000	271,178
Riyad Sukuk 3.17%, H15T5Y + 1.791%, 02/25/30 (B)	644,000	611,496
Saudi Arabian Oil 1.63%, 11/24/25 (A)	1,700,000	1,551,780
Saudi Electricity Global Sukuk 3 4.00%, 04/08/24	1,362,000	1,340,012
Saudi Electricity Global Sukuk 5 1.74%, 09/17/25	1,915,000	1,776,277
SNB Funding 2.75%, 10/02/24	1,774,000	1,707,475
2.90%, 01/29/27	310,000	289,574

		9,001,535

South Africa — 2.4%
Anglo American Capital 3.63%, 09/11/24 (A)	690,000	670,523
4.75%, 04/10/27	1,363,000	1,317,025
Bidvest Group UK 3.63%, 09/23/26	316,000	281,161
Eskom Holdings SOC 4.31%, 07/23/27	690,000	609,005
7.13%, 02/11/25	338,000	331,605
Eskom Holdings SOC MTN 6.35%, 08/10/28	315,000	292,975
Mauritius Investments 6.50%, 10/13/26	954,000	938,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
South Africa (continued)
Sasol Financing USA 5.88%, 03/27/24	$1,273,000	$1,255,959
6.50%, 09/27/28	628,000	560,756
Stillwater Mining 4.00%, 11/16/26	1,317,000	1,170,549

		7,428,485

South Korea — 5.3%
Hana Bank 3.25%, 03/30/27	300,000	280,512
Hyundai Capital Services MTN 1.25%, 02/08/26	810,000	721,882
Kookmin Bank 1.75%, 05/04/25 (A)	1,500,000	1,395,556
Kookmin Bank MTN 4.35%, H15T5Y + 2.639%, 01/02/72 (B)(C)	726,000	704,583
Korea East-West Power 1.75%, 05/06/25 (A)	1,100,000	1,024,845
NAVER 1.50%, 03/29/26	310,000	278,333
NongHyup Bank MTN 1.25%, 07/20/25	620,000	566,814
POSCO 2.75%, 07/15/24	361,000	349,621
4.38%, 08/04/25	1,060,000	1,028,898
5.63%, 01/17/26 (A)	650,000	647,033
Shinhan Bank MTN 3.88%, 03/24/26	1,543,000	1,449,216
Shinhan Financial Group 2.88%, H15T5Y + 2.064%, 11/12/71 (B)(C)	1,800,000	1,580,400
SK Battery America 2.13%, 01/26/26	1,295,000	1,137,530
SK Hynix 1.50%, 01/19/26 (A)	1,000,000	885,813
6.25%, 01/17/26 (A)	1,650,000	1,650,417
6.38%, 01/17/28 (A)	1,300,000	1,305,077
Woori Bank MTN 4.25%, H15T5Y + 2.664%, 04/04/72 (B)(C)	723,000	694,442
4.75%, 04/30/24	474,000	466,776

		16,167,748

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Supranational — 1.1%
Africa Finance MTN 4.38%, 04/17/26	$687,000	$636,505
African Export-Import Bank 2.63%, 05/17/26 (A)	986,000	886,927
Central American Bank for Economic Integration
2.00%, 05/06/25 (A)	1,800,000	1,682,240

		3,205,672

Taiwan — 0.6%
Formosa Group Cayman 3.38%, 04/22/25	316,000	303,074
TSMC Arizona 3.88%, 04/22/27	1,000,000	962,407
TSMC Global 1.25%, 04/23/26	648,000	578,607

		1,844,088

Tanzania — 0.2%
HTA Group 7.00%, 12/18/25 (A)	500,000	472,200

Thailand — 0.8%
Bangkok Bank MTN 4.05%, 03/19/24	110,000	108,560
5.00%, H15T5Y + 4.729%, 03/23/72 (A)(B)(C)	1,700,000	1,610,536
Kasikornbank MTN 3.34%, H15T5Y + 1.700%, 10/02/31 (B)	942,000	831,201

		2,550,297

Turkey — 0.8%
Akbank 6.80%, 02/06/26	688,000	655,526
KOC Holding 6.50%, 03/11/25	300,000	296,010
Turk Telekomunikasyon 4.88%, 06/19/24	213,000	202,691
6.88%, 02/28/25	730,000	691,091
Turkcell Iletisim Hizmetleri 5.75%, 10/15/25	655,000	617,338

		2,462,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Ukraine — 0.1%
Ukraine Railways Via Rail Capital Markets 8.25%, 07/09/26 (D)	$652,000	$251,835

United Arab Emirates — 4.6%
Abu Dhabi National Energy PJSC MTN 3.88%, 05/06/24	722,000	710,152
BOS Funding MTN 4.00%, 09/18/24	310,000	300,680
Commercial Bank of Dubai PSC 6.00%, CMTUSD6Y + 5.597%, 04/21/72 (B) (C)	460,000	447,925
DAE Funding MTN 2.63%, 03/20/25	310,000	290,997
DAE Sukuk Difc MTN 3.75%, 02/15/26	1,765,000	1,673,848
DIB Sukuk 2.95%, 02/20/25	936,000	895,904
DIB Sukuk MTN 2.95%, 01/16/26	2,218,000	2,094,032
DIFC Sukuk 4.33%, 11/12/24	545,000	532,843
DP World Crescent MTN 4.85%, 09/26/28	677,000	674,319
EI Sukuk 1.83%, 09/23/25	310,000	286,750
Emaar Sukuk MTN 3.64%, 09/15/26	637,000	602,895
EMG Sukuk 4.56%, 06/18/24	446,000	437,593
Emirates Development Bank PJSC MTN 1.64%, 06/15/26	310,000	280,954
Fab Sukuk 2.50%, 01/21/25	400,000	382,177
First Abu Dhabi Bank PJSC 4.50%, H15T5Y + 4.138%, 04/05/72 (B)(C)	682,000	639,912
MDGH GMTN RSC MTN 2.50%, 05/21/26	3,070,000	2,881,962
National Central Cooling PJSC 2.50%, 10/21/27	626,000	560,740

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
United Arab Emirates (continued)
Rakfunding Cayman MTN 4.13%, 04/09/24	$400,000	$394,390

		14,088,073

United Kingdom — 0.8%
Barclays 4.38%, 01/12/26	690,000	662,635
HSBC Holdings 7.34%, U.S. SOFR + 3.030%, 11/03/26 (B)	1,752,000	1,803,086

		2,465,721

United States — 2.1%
Hyundai Capital America MTN 2.75%, 09/27/26	1,772,000	1,610,182
Vital Energy 7.75%, 07/31/29 (A)	2,038,000	1,681,350
10.13%, 01/15/28	679,000	665,590
Wells Fargo MTN 4.54%, U.S. SOFR + 1.560%, 08/15/26 (B)	2,588,000	2,528,397

		6,485,519

Uzbekistan — 0.2%
Uzauto Motors AJ 4.85%, 05/04/26 (A)	600,000	517,464

Zambia — 0.1%
First Quantum Minerals 6.88%, 03/01/26	363,000	357,334

Total Global Bonds (Cost $210,406,730)		189,477,915

SOVEREIGN DEBT — 21.6%

Argentina — 0.4%
Argentine Republic Government International Bond
3.50%, 07/09/29	$3,427,000	1,098,137

Bahrain — 0.1%
Bahrain Government International Bond 7.00%, 01/26/26	356,000	362,344

Brazil — 0.3%
Brazilian Government International Bond 4.63%, 01/13/28	1,016,000	984,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Colombia — 0.5%
Colombia Government International Bond 3.13%, 04/15/31	$684,000	$517,608
3.88%, 04/25/27	966,000	874,634

		1,392,242

Dominican Republic — 1.1%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,166,843
6.88%, 01/29/26	879,000	884,164
Dominican Republic International Bond 5.95%, 01/25/27	1,380,000	1,350,733

		3,401,740

Ecuador — 0.4%
Ecuador Government International Bond 5.50%, 07/31/23	2,390,000	1,149,181

Egypt — 0.7%
Egypt Government International Bond MTN 5.80%, 09/30/27	3,406,000	2,256,475

El Salvador — 0.1%
El Salvador Government International Bond 6.38%, 01/18/27	332,000	230,313

Ghana — 0.1%
Ghana Government International Bond 8.13%, 03/26/32(D)	678,000	288,096

Guatemala — 0.4%
Guatemala Government Bond 4.50%, 05/03/26	1,380,000	1,315,917

Hungary — 0.6%
Hungary Government International Bond 6.13%, 05/22/28(A)	1,000,000	1,014,144
Magyar Export-Import Bank Zrt 6.13%, 12/04/27(A)	700,000	692,813

		1,706,957

India — 0.5%
Export-Import Bank of India 3.38%, 08/05/26	1,011,000	949,632
3.88%, 02/01/28	677,000	634,663

		1,584,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Indonesia — 1.8%
Indonesia Government International Bond 4.35%, 01/08/27	$2,116,000	$2,077,096
4.55%, 01/11/28	659,000	649,898
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/27	647,000	634,060
4.33%, 05/28/25	250,000	246,875
4.40%, 06/06/27(A)	2,000,000	1,966,993

		5,574,922

Israel — 0.2%
Israel Government International Bond 2.88%, 03/16/26	575,000	544,320

Ivory Coast — 0.2%
Ivory Coast Government International Bond 6.38%, 03/03/28	671,000	646,009

Jordan — 0.6%
Jordan Government International Bond 4.95%, 07/07/25	1,500,000	1,451,490
7.50%, 01/13/29(A)	350,000	349,335

		1,800,825

Lebanon — 0.1%
Lebanon Government International Bond MTN 6.10%, 10/04/22(D)	1,260,000	80,904
6.15%, 06/19/20(D)	2,770,000	177,862
6.85%, 05/25/29(D)	1,594,000	101,984

		360,750

Mexico — 0.8%
Mexico Government International Bond 4.50%, 04/22/29	1,016,000	985,878
5.40%, 02/09/28	1,333,000	1,355,384

		2,341,262

Mongolia — 0.4%
Mongolia Government International Bond 3.50%, 07/07/27(A)	1,000,000	830,569
8.65%, 01/19/28(A)	350,000	351,050

		1,181,619

Morocco — 0.2%
Morocco Government International Bond 5.95%, 03/08/28	671,000	676,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value

Nigeria — 0.2%
Nigeria Government International Bond MTN 6.50%, 11/28/27	$677,000	$588,990

Oman — 0.7%
Oman Government International Bond 5.38%, 03/08/27	1,685,000	1,652,483
Oman Sovereign Sukuk 4.40%, 06/01/24	356,000	349,838

		2,002,321

Pakistan — 0.6%
Pakistan Government International Bond 8.25%, 04/15/24	1,015,000	720,650
Pakistan Government International Bond MTN 6.00%, 04/08/26	2,022,000	978,142

		1,698,792

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	675,776

Romania — 0.7%
Romanian Government International Bond 3.00%, 02/27/27	1,318,000	1,192,790
6.63%, 02/17/28	1,000,000	1,027,580

		2,220,370

Saudi Arabia — 1.4%
Saudi Government International Bond MTN 3.25%, 10/26/26	2,246,000	2,127,411
4.75%, 01/18/28(A)	2,334,000	2,312,070

		4,439,481

Serbia — 0.1%
Serbia International Bond 6.25%, 05/26/28(A)	350,000	348,250

South Africa — 0.9%
Republic of South Africa Government International Bond
4.85%, 09/27/27	1,001,000	936,435
4.88%, 04/14/26	1,184,000	1,132,236
5.88%, 09/16/25	750,000	740,808

		2,809,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
South Korea — 1.6%
Export-Import Bank of Korea 4.88%, 01/11/26	$659,000	$650,901
Korea Electric Power 3.63%, 06/14/25(A)	1,000,000	962,858
Korea Gas 3.88%, 07/13/27(A)	1,500,000	1,440,163
Korea Hydro & Nuclear Power MTN 1.25%, 04/27/26	997,000	883,627
Korea Mine Rehabilitation & Mineral Resources MTN
1.75%, 04/15/26	1,000,000	890,730

		4,828,279

Sri Lanka — 0.2%
Republic of Sri Lanka Government International Bond
7.55%, 03/28/30(D)	1,081,000	486,881

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	299,068

Tunisia — 0.1%
Tunisian Republic 5.75%, 01/30/25	681,000	449,869

Turkey — 4.2%
Turkey Government International Bond 9.13%, 07/13/30	4,046,000	4,009,424
9.88%, 01/15/28	7,993,000	8,135,435
Turkiye Ihracat Kredi Bankasi 5.75%, 07/06/26	619,000	558,415

		12,703,274

Ukraine — 0.3%
Ukraine Government International Bond 7.38%, 09/25/34(D)	1,709,000	390,650
7.75%, 09/01/26(D)	1,294,000	306,588
7.75%, 09/01/28(D)	619,000	146,823

		844,061

United Arab Emirates — 0.5%
Sharjah Sukuk Program MTN 3.85%, 04/03/26	1,621,000	1,558,822

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond MTN 4.75%, 02/20/24	$538,000	$531,974

Zambia — 0.1%
Zambia Government International Bond 8.50%, 04/14/24(D)	811,000	467,412

Total Sovereign Debt (Cost $68,173,562)		65,849,785

U.S. TREASURY OBLIGATIONS — 13.2%

U.S. Treasury Bill 5.15%, 8/22/2023 (E)	9,600,000	9,531,189
U.S. Treasury Notes 3.00%, 7/15/2025	6,499,300	6,262,939
3.63%, 5/31/2028	5,130,000	5,016,178
4.63%, 2/28/2025 to 3/15/2026	19,603,100	19,522,247

Total U.S. Treasury Obligations (Cost $40,935,259)		40,332,553

COMMON STOCK — 1.0%

	Shares
Kazakhstan — 0.0%
Nostrum Oil & Gas *	28,824	2,910

Macao — 0.2%
Sands China *	174,000	592,879

United States — 0.8%
Advanced Micro Devices *	8,321	947,845
Blackstone	4,936	458,900
Microsoft	752	256,086
NVIDIA	1,081	457,285
Vital Energy *	3,400	153,510

		2,273,626

Total Common Stock (Cost $2,864,347)		2,869,415

PURCHASED OPTIONS — 0.0%*

	Contracts

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

PURCHASED OPTION (continued)

	Contracts	Value
Total Purchased Options (Cost $272,737)	1,077	72,083

Total Investments - 97.9% (Cost $322,652,635)		$298,601,751

WRITTEN OPTIONS — 0.0%*

Total Written Options (Proceeds $8,478)	(34)	$(10,880)

Other Assets & Liabilities, Net - 5.5%		6,373,055

Net Assets - 100.0%		$304,963,926

A list of the open exchange traded option contracts held by the Fund at June 30, 2023, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%

Call Options
Adobe Inc	68	$5,304,000	$780.00	1/20/2024	$11,900
Alcoa Corp	343	1,372,000	40.00	7/22/2023	6,517
Alibaba Group	67	670,000	100.00	9/16/2023	13,266
Baidu Inc	86	1,290,000	150.00	7/22/2023	13,244
Sea Ltd	257	1,799,000	70.00	7/22/2023	5,140
Shopify Inc	256	1,792,000	70.00	7/22/2023	22,016

Total Purchased Options		$12,227,000			$72,083

WRITTEN OPTION — 0.0%

Put Options
Alibaba Group	(34)	$(272,000)	80.00	08/19/23	$(10,880)

Total Written Option		$(272,000)			$(10,880)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

A list of the open futures contracts held by the Fund at June 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging Markets	236	Sep-2023	$12,096,424	$11,775,220	$(321,204)
NASDAQ 100 Index E-MINI	7	Sep-2023	2,148,557	2,147,180	(1,377)

			14,244,981	13,922,400	(322,581)

Short Contracts
Long Gilt 10-Year Bond	(12)	Sep-2023	$(1,431,943)	$(1,452,375)	$1,055
Russell 2000 Index E-MINI	(41)	Sep-2023	(3,904,986)	(3,902,585)	2,401
U.S. 5-Year Treasury Note	(47)	Sep-2023	(5,056,507)	(5,033,406)	23,101

			(10,393,436)	(10,388,366)	26,557

			$3,851,545	$3,534,034	$(296,024)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Goldman Sachs	07/05/23	USD	3,381,613	BRL	17,128,266	$195,570

Goldman Sachs	07/05/23	BRL	8,550,974	USD	1,716,115	(69,728)

Goldman Sachs	07/07/23	USD	3,441,851	AUD	5,069,000	(64,911)

Goldman Sachs	07/07/23	AUD	5,069,000	USD	3,363,170	(13,770)

Goldman Sachs	07/10/23	USD	3,385,161	ZAR	63,620,000	(6,777)

Goldman Sachs	07/17/23	USD	1,370,000	INR	112,829,090	4,534

Goldman Sachs	07/17/23	USD	1,566,000	INR	128,352,492	(2,352)

Goldman Sachs	07/17/23	INR	241,030,920	USD	2,936,000	(347)

JPMorgan Chase Bank	07/07/23	USD	2,912,107	SGD	3,925,000	(9,635)

JPMorgan Chase Bank	07/07/23	USD	3,425,798	AUD	5,047,400	(63,248)

JPMorgan Chase Bank	07/07/23	SGD	3,925,000	USD	2,936,682	34,209

JPMorgan Chase Bank	07/07/23	AUD	5,047,400	USD	3,348,211	(14,338)

JPMorgan Chase Bank	07/17/23	USD	1,367,734	THB	47,180,000	(35,282)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank	07/17/23	USD	1,371,843	CNH	9,787,000	$(24,218)

JPMorgan Chase Bank	07/17/23	CNH	9,787,000	USD	1,368,489	20,864

JPMorgan Chase Bank	07/17/23	THB	47,180,000	USD	1,363,781	31,329

Morgan Stanley	07/05/23	BRL	8,604,338	USD	1,701,000	(95,988)

						$(114,088)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2023, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
CDX.NA.HY.40	Buy	5.00%	Quarterly	06/20/2028	12,579,000	$(360,492)	$(160,851)	$(199,641)
CDX.NA.IG.40	Buy	1.00%	Quarterly	06/20/2028	3,349,000	(50,586)	$(28,994)	(21,592)

						$(411,078)	$(189,845)	$(221,233)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
BRL-CDI 1-Day	11.07%	Annually	01/02/2025	BRL	99,960,727	$87,391	$–	$87,391
10.39%	Float BRL-CDI 1-Day	Annually	01/02/2027	BRL	42,523,438	(73,940)	–	(73,940)

						$13,451	$–	$13,451

*	Non-Income producing security.
(A)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. On June 30, 2023, the value of these securities amounted to $59,173,565 or 19.4% of Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	The issuer is, or is in danger of being, in default of its payment obligation.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

JUNE 30, 2023 (Unaudited)

The following table summarizes the inputs used as of June 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$189,477,915	$–	$189,477,915
Sovereign Debt	–	65,849,785	–	65,849,785
U.S. Treasury Obligations	–	40,332,553	–	40,332,553
Common Stock	2,869,415	–	–	2,869,415
Purchased Options	72,083	–	–	72,083

Total Investments in Securities	$2,941,498	$295,660,253	$–	$298,601,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(10,880)	$–	$–	$(10,880)
Futures Contracts*
Unrealized Appreciation	26,557	–	–	26,557
Unrealized Depreciation	(322,581)	–	–	(322,581)
Forwards Contracts*
Unrealized Appreciation	–	286,506	–	286,506
Unrealized Depreciation	–	(400,594)	–	(400,594)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(221,233)	–	(221,233)
Interest Rate Swaps*
Unrealized Appreciation	–	87,391	–	87,391
Unrealized Depreciation	–	(73,940)	–	(73,940)

Total Other Financial Instruments	$(306,904)	$(321,870)	$–	$(628,774)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

SECTOR WEIGHTING †:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 56.1%

	Shares	Value
Canada — 0.5%
Aritzia *	23,194	$643,952

China — 1.7%
Alibaba Group Holding *	40,300	417,606
DiDi Global ADR *	101,878	305,634
New Oriental Education & Technology Group ADR *	16,992	671,014
PDD Holdings ADR *	10,692	739,245

		2,133,499

France — 2.4%
Airbus	21,083	3,045,051

Germany — 1.7%
Deutsche Telekom	97,183	2,118,382

Japan — 3.8%
Asahi Group Holdings	29,300	1,131,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
Japan (continued)
Sony Group ADR	39,587	$3,564,413

		4,696,249

South Korea — 0.6%
Delivery Hero *	16,901	745,166

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing ADR	10,772	1,087,110

United States — 44.5%
Activision Blizzard	40,303	3,397,543
Amazon.com *	22,860	2,980,029
Aon, Cl A	8,117	2,801,988
Freeport-McMoRan	15,528	621,120
GXO Logistics *	25,221	1,584,383
Hillman Solutions *	83,713	754,254
Intercontinental Exchange	10,991	1,242,862
Linde	4,371	1,665,701
Marathon Oil	24,677	568,065
Mastercard, Cl A	6,444	2,534,425
Meta Platforms, Cl A *	4,977	1,428,300
Microsoft	10,557	3,595,081
Noble	28,494	1,177,087
Perimeter Solutions	273,347	1,681,084
PureCycle Technologies *	33,362	356,640
RXO *	80,304	1,820,492
S&P Global	4,948	1,983,604
ServiceNow *	3,199	1,797,742
Six Flags Entertainment *	36,543	949,387
Splunk *	11,618	1,232,553
T-Mobile US *	28,398	3,944,482
Tradeweb Markets, Cl A	30,410	2,082,477
Transocean *	44,507	311,994
Uber Technologies *	64,783	2,796,682
Verisk Analytics, Cl A	5,692	1,286,563
Vistra	182,474	4,789,943
Wayfair, Cl A *	11,648	757,237
WillScot Mobile Mini Holdings, Cl A *	55,161	2,636,144
XPO *	43,079	2,541,661

		55,319,523

Total Common Stock (Cost $59,384,154)		69,788,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — 32.4%

	Face Amount	Value
U.S. Treasury Bills
4.76%, 7/6/2023 (A)	$19,000,000	$18,992,160
5.03%, 8/29/2023 (A)	21,500,000	21,324,317

Total U.S. Treasury Obligations (Cost $40,312,908)		40,316,477

WARRANTS — 0.4%
	Number of
	Warrants
United States — 0.4%
Perimeter Holdings, Expires 11/08/2024*	76,161	5,233
PureCycle Technologies, Expires 03/20/2026*	89,132	391,289

		396,522

Total Warrants
(Cost $882,374)		396,522

PURCHASED OPTIONS — 0.0%*

	Contracts	Value
Total Purchased Options
(Cost $38,320)	40	4,540

Total Investments - 88.9%
(Cost $100,617,756)		$110,506,471

WRITTEN OPTIONS — 0.0%*

Total Written Options
(Proceeds $5,480)	(40)	$(2,200)

Other Assets & Liabilities, Net - 11.1%		13,857,306

Net Assets - 100.0%		$124,361,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

A list of the open exchange traded option contracts held by the Fund at June 30, 2023, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%

Put Options
S&P 500 Index	20	$8,670,000	$4,335.00	7/07/2023	$3,100
S&P 500 Index	20	8,680,000	4,340.00	7/05/2023	1,440

Total Purchased Options		$17,350,000			$4,540

WRITTEN OPTIONS — 0.0%

Put Options
S&P 500 Index	(20)	$(8,410,000)	4,205.00	07/05/23	$(600)
S&P 500 Index	(20)	(8,410,000)	4,205.00	07/07/23	(1,600)

Total Written Options		$(16,820,000)			$(2,200)

A list of the open futures contracts held by the Fund at June 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50	53	Sep-2023	$2,505,757	$2,560,300	$26,666
FTSE 100 Index	13	Sep-2023	1,247,705	1,245,104	(11,742)
FTSE China A50	138	Jul-2023	1,702,356	1,703,334	978
Hang Seng Index	10	Jul-2023	1,215,829	1,200,038	(15,258)
NASDAQ 100
Index E-MINI	2	Sep-2023	599,362	613,480	14,118
Nikkei 225 Index	15	Sep-2023	3,431,237	3,448,145	130,897
Russell 2000
Index E-MINI	12	Sep-2023	1,137,094	1,142,220	5,126
S&P 500 Index
E-MINI	24	Sep-2023	5,265,128	5,385,900	120,772

			$17,104,468	$17,298,521	$271,557

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation

JPMorgan Chase Bank	09/20/23	CAD	900,000	USD	682,149	$ 1,941

JPMorgan Chase Bank	09/20/23	HKD	11,000,000	USD	1,409,192	2,894

JPMorgan Chase Bank	09/20/23	JPY	625,400,000	USD	4,520,240	132,668

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation

Morgan Stanley	09/20/23	EUR	6,500,000	USD	7,149,754	$ 29,099

						$ 166,602

A list of the open OTC swap agreements held by the Fund at June 30, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Goldman Sachs	Burford Capital LTD	GBP-SONIA	BMGYLN9	Annually	04/04/2025	USD	1,040,440	$(37,088)	$–	$(37,088)
Barclays	Cal-Maine Foods Inc	128030202	USD-SOFR	Annually	03/30/2025	USD	869,048	157,778	–	157,778
Morgan Stanley	Compass Group PLC	SONIA-1D	BD6K457	Annually	01/22/2024	GBP	1,121,195	250,571	–	250,571
Morgan Stanley	CRH PLC	EURIB-1M	4182249	Annually	01/04/2025	EUR	1,631,232	219,286	–	219,286
Morgan Stanley	Energy Transfer LP	FEDEF-1D	29273V100	Annually	02/07/2024	USD	2,513,613	121,777	–	121,777
Goldman Sachs	Flutter Entertainment	GBP-SONIA	BWXC0Z1	Annually	06/02/2025	GBP	185,559	53,291	–	53,291
Bank of America	Fortescue Metals Group	AUD-BBSW	6086253	Annually	06/16/2025	AUD	460,839	(2,383)	–	(2,383)
JPMorgan Chase	Glencore PLC	SONIA-1D	B4T3BW6	Annually	05/16/2024	GBP	1,148,091	(172,477)	–	(172,477)
Bank of America	Informa PLC	GBP-SONIA	BMJ6DW5	Annually	04/19/2025	GBP	2,405,569	72,459	–	72,459
Goldman Sachs	JD Sports Fashion P	GBP-SONIA	BM8Q5M0	Annually	02/22/2025	GBP	501,048	(124,163)	–	(124,163)
Bank of America	London Stock Exchange	GBP-SONIA	B0SWJX3	Annually	04/27/2025	GBP	3,777,534	117,149	–	117,149
Bank of America	Mitsui OSK Lines LT	6597584	JPONMU=RR	Annually	09/27/2024	JPY	149,308,402	(105,320)	–	(105,320)
Morgan Stanley	MSAIFINL ^^	FEDEF-1D	MSAIFINL	Annually	08/16/2023	USD	2,512,197	(322,107)	–	(322,107)
Morgan Stanley	MSCI ACWI †	FEDEF-1D	M1CXADB	Annually	10/03/2023	USD	10,246,645	155,919	–	155,919
Bank of America	Nippon Yusen KK	6643960	JPONMU=RR	Annually	10/28/2024	JPY	126,132,542	(63,228)	–	(63,228)
Bank of America	Snow Peak Inc	BSLVC23	JPONMU=RR	Annually	04/15/2024	JPY	83,908,235	172,842	–	172,842
Morgan Stanley	STXE 600 Banks	EURIB-1M	SX7P Index	Annually	09/29/2023	EUR	345,699	48,017	–	48,017
Goldman Sachs	T-Mobile US INC	872590104	USD-SOFR	Annually	09/05/2024	USD	1,663,001	24,953	–	24,953
Morgan Stanley	Topix Banks Index ###	MUTSC-1D	TPNBNK	Annually	12/25/2024	JPY	131,059,589	301,194	–	301,194
Morgan Stanley	Toridoll Holdings Company	B0WHPP8	MUTSC-1D	Annually	03/12/2024	JPY	62,511,001	(188,156)	–	(188,156)
Bank of America	Weis Markets Inc	948849104	USD-SOFR	Annually	05/11/2025	USD	174,956	16,935	–	16,935
Goldman Sachs	Zalando SE	BQV0SV7	EUR-EuroSTR	Annually	11/19/2024	EUR	296,478	59,636	–	59,636

								756,885	$–	756,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2023:

Equity Basket Swaps
Shares		Description	Notional Amount	Value	Percentage of Basket
TPNBNK
	8,247	Mitsubishi UFJ Financial Group Inc	$43,053,075	$98,942	32.85%
	962	Sumitomo Mitsui Financial Group Inc	29,055,911	66,775	22.17%
	1,904	Mizuho Financial Group Inc	20,523,932	47,167	15.66%
	239	Sumitomo Mitsui Trust Holdings Inc	6,002,529	13,795	4.58%
	1,664	Resona Holdings Inc	5,635,562	12,951	4.30%
	362	Japan Post Bank Co Ltd	1,992,106	4,578	1.52%
	707	Concordia Financial Group Ltd	1,952,788	4,488	1.49%
	367	Chiba Bank Ltd/The	1,572,715	3,614	1.20%
	105	Fukuoka Financial Group Inc	1,533,397	3,524	1.17%
	293	Shizuoka Financial Group Inc	1,494,079	3,434	1.14%
	42	Bank of Kyoto Ltd/The	1,467,867	3,373	1.12%
	653	Mebuki Financial Group Inc	1,087,795	2,500	0.83%
	83	Aozora Bank Ltd	1,087,795	2,500	0.83%
	278	Hachijuni Bank Ltd/The	851,887	1,958	0.65%
	232	Kyushu Financial Group Inc	694,616	1,596	0.53%
	145	Yamaguchi Financial Group Inc	694,616	1,596	0.53%
	172	Hirogin Holdings Inc	681,510	1,566	0.52%
	256	Gunma Bank Ltd/The	655,298	1,506	0.50%
	472	Seven Bank Ltd	655,298	1,506	0.50%
	157	Iyogin Holdings Inc	615,980	1,416	0.47%
	42	77 Bank Ltd/The	524,238	1,205	0.40%
	82	Nishi-Nippon Financial Holdings Inc	511,132	1,175	0.39%
	84	Hokuhoku Financial Group Inc	471,815	1,084	0.36%
	111	Chugin Financial Group Inc	471,815	1,084	0.36%
	46	Rakuten Bank Ltd	432,497	994	0.33%
	31	SBI Shinsei Bank Ltd	419,391	964	0.32%
	47	Kiyo Bank Ltd/The	340,755	783	0.26%
	116	Suruga Bank Ltd	327,649	753	0.25%
	82	San-In Godo Bank Ltd/The	327,649	753	0.25%
	21	Daishi Hokuetsu Financial Group Inc	314,543	723	0.24%
	22	Shiga Bank Ltd/The	288,331	663	0.22%
	14	Hokkoku Financial Holdings Inc	288,331	663	0.22%
	200	North Pacific Bank Ltd	275,225	633	0.21%
	17	Juroku Financial Group Inc	262,119	602	0.20%
	17	Tokyo Kiraboshi Financial Group Inc	262,119	602	0.20%
	124	Hyakugo Bank Ltd/The	249,013	572	0.19%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Shares		Description	Notional Amount	Value	Percentage of Basket
	20	Nanto Bank Ltd/The	$235,907	$542	0.18%
	25	Ogaki Kyoritsu Bank Ltd/The	222,801	512	0.17%
	18	Aichi Financial Group Inc	209,695	482	0.16%
	169	Senshu Ikeda Holdings Inc	196,589	452	0.15%
	106	TOMONY Holdings Inc	196,589	452	0.15%
	17	Musashino Bank Ltd/The	183,483	422	0.14%
	18	Awa Bank Ltd/The	183,483	422	0.14%
	16	Procrea Holdings Inc	157,272	361	0.12%
	60	Keiyo Bank Ltd/The	157,272	361	0.12%
	42	First Bank of Toyama Ltd/The	157,272	361	0.12%
	9	Bank of Nagoya Ltd/The	144,166	331	0.11%
	30	Bank of the Ryukyus Ltd	131,060	301	0.10%
	12	Okinawa Financial Group Inc	117,954	271	0.09%
	104	Toho Bank Ltd/The	117,954	271	0.09%

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2023:

Equity Basket Swaps
Shares		Description	Notional Amount	Value	Percentage of Basket
MSAIFNL
	12,513	Blackstone Inc	$124,605	$(15,977)	4.96%
	2,677	Aon PLC	98,981	(12,691)	3.94%
	2,707	Ameriprise Financial Inc	96,468	(12,369)	3.84%
	4,681	Marsh & McLennan Cos Inc	94,459	(12,111)	3.76%
	2,198	Mastercard Inc	92,700	(11,886)	3.69%
	6,348	Progressive Corp/The	89,937	(11,531)	3.58%
	2,358	Moody’s Corp	87,927	(11,274)	3.50%
	3,065	Visa Inc	77,878	(9,985)	3.10%
	3,877	American Express Co	72,351	(9,277)	2.88%
	13,068	Nasdaq Inc	69,839	(8,955)	2.78%
	5,416	Discover Financial Services	67,829	(8,697)	2.70%
	5,304	Intercontinental Exchange Inc	64,312	(8,246)	2.56%
	8,418	Aflac Inc	63,056	(8,085)	2.51%
	2,807	Chubb Ltd	58,032	(7,441)	2.31%
	1,607	Goldman Sachs Group Inc/The	55,520	(7,119)	2.21%
	3,522	JPMorgan Chase & Co	54,766	(7,022)	2.18%
	7,066	Hartford Financial Services Group Inc/The	54,515	(6,990)	2.17%
	736	BlackRock Inc	54,515	(6,990)	2.17%
	2,894	Travelers Cos Inc/The	53,761	(6,893)	2.14%
	6,381	Principal Financial Group Inc	51,751	(6,635)	2.06%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Shares		Description	Notional Amount	Value	Percentage of Basket
	4,213	Capital One Financial Corp	$49,490	$(6,346)	1.97%
	2,450	CME Group Inc	48,737	(6,249)	1.94%
	7,992	MetLife Inc	48,485	(6,217)	1.93%
	3,928	Allstate Corp/The	45,973	(5,895)	1.83%
	6,859	American International Group Inc	42,205	(5,411)	1.68%
	11,592	Synchrony Financial	42,205	(5,411)	1.68%
	14,470	Ally Financial Inc	41,954	(5,379)	1.67%
	6,891	Charles Schwab Corp/The	41,954	(5,379)	1.67%
	3,391	T Rowe Price Group Inc	40,698	(5,218)	1.62%
	12,789	Bank of America Corp	39,441	(5,057)	1.57%
	20,347	Regions Financial Corp	38,939	(4,993)	1.55%
	7,453	Brighthouse Financial Inc	37,934	(4,864)	1.51%
	2,609	PNC Financial Services Group Inc/The	35,171	(4,509)	1.40%
	3,588	Prudential Financial Inc	33,915	(4,348)	1.35%
	7,340	Wells Fargo & Co	33,663	(4,316)	1.34%
	6,987	Bank of New York Mellon Corp/The	33,412	(4,284)	1.33%
	11,244	Franklin Resources Inc	32,156	(4,123)	1.28%
	11,350	Fifth Third Bancorp	31,905	(4,091)	1.27%
	3,847	State Street Corp	30,146	(3,865)	1.20%
	25,489	Huntington Bancshares Inc/OH	29,393	(3,769)	1.17%
	3,590	Northern Trust Corp	28,639	(3,672)	1.14%
	5,579	Citigroup Inc	27,634	(3,543)	1.10%
	7,510	US Bancorp	26,629	(3,414)	1.06%
	9,115	Citizens Financial Group Inc	25,373	(3,253)	1.01%
	19,952	Western Union Co/The	25,122	(3,221)	1.00%
	13,068	Invesco Ltd	23,615	(3,028)	0.94%
	7,228	Truist Financial Corp	23,615	(3,028)	0.94%
	6,953	Zions Bancorp NA	20,098	(2,577)	0.80%
	18,837	KeyCorp	18,590	(2,384)	0.74%
	4,013	Comerica Inc	18,339	(2,351)	0.73%

†The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2023:

Equity Basket Swaps
Shares		Description	Notional Amount	Value	Percentage of Basket
MSCI ACWI
	2,554	APPLE	$495,448	$7,539	4.84%
	1,142	MICROSOFT CORP	388,768	5,916	3.79%
	1,490	AMAZON.COM	194,291	2,956	1.90%
	399	NVIDIA	168,679	2,567	1.65%
	460	TESLA	120,540	1,834	1.18%
	962	ALPHABET A	115,094	1,751	1.12%
	867	ALPHABET C	104,894	1,596	1.02%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Shares		Description	Notional Amount	Value	Percentage of Basket
	358	META PLATFORMS A	$102,609	$1,561	1.00%
	3,977	TAIWAN SEMICONDUCTOR MFG	73,555	1,119	0.72%
	151	UNITEDHEALTH GROUP	72,383	1,101	0.71%
	210	BERKSHIRE HATHAWAY B	71,465	1,087	0.70%
	655	EXXON MOBIL CORP	70,283	1,069	0.69%
	419	JOHNSON & JOHNSON	69,432	1,057	0.68%
	473	JPMORGAN CHASE & CO	68,829	1,047	0.67%
	262	VISA A	62,298	948	0.61%
	130	LILLY (ELI) & COMPANY	61,156	931	0.60%
	67	BROADCOM	58,384	888	0.57%
	381	PROCTER & GAMBLE CO	57,791	879	0.56%
	137	MASTERCARD A	54,042	822	0.53%
	444	NESTLE	53,394	812	0.52%
	163	HOME DEPOT	50,784	773	0.50%
	410	MERCK & CO	47,273	719	0.46%
	65	ASML HLDG	47,076	716	0.46%
	291	CHEVRON CORP	45,722	696	0.45%
	267	NOVO NORDISK B	43,051	655	0.42%
	1,004	TENCENT HOLDINGS LI (CN)	42,495	647	0.41%
	771	SAMSUNG ELECTRONICS CO	42,246	643	0.41%
	45	LVMH MOET HENNESSY	41,971	639	0.41%
	222	PEPSICO	41,184	627	0.40%
	664	COCA COLA (THE)	39,956	608	0.39%
	72	COSTCO WHOLESALE CORP	38,545	587	0.38%
	285	ABBVIE	38,371	584	0.37%
	239	WALMART	37,621	572	0.37%
	74	ADOBE	36,210	551	0.35%
	250	ASTRAZENECA	35,868	546	0.35%
	118	MCDONALD’S CORP	35,169	535	0.34%
	113	ROCHE HOLDING GENUSS	34,673	528	0.34%
	661	CISCO SYSTEMS	34,211	521	0.33%
	161	SALESFORCE	34,105	519	0.33%
	911	PFIZER	33,423	509	0.33%
	1,162	BANK OF AMERICA CORP	33,345	507	0.33%
	331	NOVARTIS	33,288	507	0.32%
	1,105	SHELL	32,923	501	0.32%
	62	THERMO FISHER SCIENTIFIC	32,487	494	0.32%
	72	NETFLIX	31,669	482	0.31%
	102	ACCENTURE A	31,461	479	0.31%
	262	ORACLE CORP	31,143	474	0.30%
	281	ABBOTT LABORATORIES	30,588	465	0.30%
	79	LINDE	30,166	459	0.29%
	260	ADVANCED MICRO DEVICES	29,596	450	0.29%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

JUNE 30, 2023 (Unaudited)

The following table summarizes the inputs used as of June 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,788,932	$–	$–	$69,788,932
U.S. Treasury Obligations	–	40,316,477	–	40,316,477
Warrants	–	396,522	–	396,522
Purchased Options	4,540	–	–	4,540

Total Investments in Securities	$69,793,472	$40,712,999	$–	$110,506,471

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,200)	$–	$–	$(2,200)
Futures Contracts*
Unrealized Appreciation	298,557	–	–	298,557
Unrealized Depreciation	(27,000)	–	–	(27,000)
Forwards Contracts*
Unrealized Appreciation	–	166,602	–	166,602
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,771,807	–	1,771,807
Unrealized Depreciation	–	(1,014,922)	–	(1,014,922)

Total Other Financial Instruments	$269,357	$923,487	$–	$1,192,844

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

JUNE 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.7%

	Shares	Value
Canada — 7.4%
Aritzia *	315,066	$8,747,407
Descartes Systems Group *	181,092	14,506,498

		23,253,905

United States — 83.3%
Communication Services — 7.0%
Integral Ad Science Holding *	469,549	8,442,491
New York Times, Cl A	352,713	13,889,838

		22,332,329

Consumer Discretionary — 22.3%
Boot Barn Holdings *	98,685	8,357,633
Brunswick	164,547	14,256,352
Lindblad Expeditions Holdings *	1,047,067	11,392,089
Malibu Boats, Cl A *	38,580	2,263,103
Skyline Champion *	112,312	7,350,820
Vail Resorts	63,216	15,915,260
YETI Holdings *	280,089	10,878,657

		70,413,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
Health Care — 6.1%
Option Care Health *	412,273	$13,394,750
Progyny *	153,307	6,031,097

		19,425,847

Industrials — 37.0%
Atkore *	79,608	12,414,071
Driven Brands Holdings *	305,710	8,272,513
EnPro Industries	127,306	16,999,170
Federal Signal	263,204	16,852,952
Hillman Solutions *	1,658,894	14,946,635
Montrose Environmental Group *	398,931	16,802,974
SiteOne Landscape Supply *	89,071	14,906,922
Trex *	241,523	15,834,248

		117,029,485

Information Technology — 6.0%
DoubleVerify Holdings, Cl Rights *	364,690	14,193,735
Sprout Social, Cl A *	101,114	4,667,422

		18,861,157

Materials — 4.9%
Ingevity *	266,691	15,510,749

		263,573,481

Total Common Stock (Cost $236,308,668)		286,827,386

U.S. TREASURY OBLIGATIONS — 5.5%

	Face Amount
U.S. Treasury Bills
5.09%, 8/29/2023 (A)	$9,500,000	9,422,373
5.10%, 8/22/2023 (A)	8,000,000	7,942,657

Total U.S. Treasury Obligations (Cost $17,363,823)		17,365,030

Total Investments - 96.2% (Cost $253,672,491)		$304,192,416

Other Assets & Liabilities, Net - 3.8%		12,029,004

Net Assets - 100.0%		$316,221,420

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

JUNE 30, 2023 (Unaudited)

A list of the open futures contracts held by the Fund at June 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	163	Sep-2023	$15,445,530	$15,515,155	$69,625

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation

Morgan Stanley	09/20/23	CAD 31,711,000	USD 24,023,585	$56,850

A list of the open OTC swap agreements held by the Fund at June 30, 2023, are as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Morgan Stanley	Boston Beer Company	BOSTON BEER COMPANY INC-A	1-Month LIBOR	Annually	02/13/2025	USD	2,133,307	$241,953	$–	$241,953
Morgan Stanley	CHEFS’	CHEFS’	1-Month LIBOR	Annually	02/13/2025	USD	2,879,839	(65,033)	–	(65,033)
Morgan Stanley	HELEN OF TROY LTD	HELEN OF TROY LTD	1-Month LIBOR	Annually	01/27/2025	USD	2,809,399	(135,119)	–	(135,119)
Morgan Stanley	On Holding AG - Class A	On Holdings AG-Class A	1-Month LIBOR	Annually	04/07/2025	USD	2,076,536	(338,668)	–	(338,668)
Morgan Stanley	RH	1-Month LIBOR SPROUTS	RH	Annually	07/17/2024	USD	12,952,123	1,962,814	82	1,962,732
Morgan Stanley	Sprouts Farmers Market	FARMER MARKET INC	1-Month LIBOR	Annually	05/08/2024	USD	2,553,828	(579,315)	–	(579,315)

								1,086,632	$82	1,086,550

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of June 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$286,827,386	$–	$–	$286,827,386
U.S. Treasury Obligations	–	17,365,030	–	17,365,030

Total Investments in Securities	$286,827,386	$17,365,030	$–	$304,192,416

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$69,625	$–	$–	$69,625
Forwards Contracts*
Unrealized Appreciation	–	56,850	–	56,850
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,204,685	–	2,204,685
Unrealized Depreciation	–	(1,118,135)	–	(1,118,135)

Total Other Financial Instruments	$69,625	$1,143,400	$–	$1,213,025

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 53.7%

	Shares	Value

Belgium — 1.6%
Anheuser-Busch InBev	84,279	$4,776,730

China — 6.8%
Alibaba Group Holding ADR *	37,796	3,150,297
ANTA Sports Products	144,800	1,487,954
Budweiser Brewing APAC	1,382,500	3,577,441
Industrial & Commercial Bank of China, Cl H	12,595,000	6,730,914
JD.com ADR	18,148	619,391
Li Ning	273,000	1,474,250
Tencent Holdings	28,200	1,195,713
Tencent Holdings ADR	53,894	2,289,956

		20,525,916

Denmark — 1.8%
Novo Nordisk ADR	33,470	5,416,450

France — 2.5%
Accor	9,457	351,909
Air Liquide	3,521	631,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

France (continued)
Bureau Veritas	42,067	$1,154,113
L’Oreal	4,967	2,316,993
L’Oreal ADR	24,539	2,289,980
LVMH Moet Hennessy Louis Vuitton	334	314,934
Pernod Ricard	1,316	290,803
Vinci	2,567	298,274

		7,648,446

Germany — 15.0%
Brenntag	80,065	6,246,535
Deutsche Boerse	30,632	5,655,126
Fresenius & KGaA	208,684	5,788,234
Infineon Technologies	29,721	1,223,981
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	24,193	9,082,381
Puma	87,482	5,271,692
SAP	49,279	6,731,893
SAP ADR	8,977	1,228,143
Siemens	23,970	3,995,829

		45,223,814

India — 3.4%
HDFC Bank ADR	32,097	2,237,161
ICICI Bank ADR	347,589	8,022,354

		10,259,515

Italy — 1.0%
Moncler	42,154	2,916,548

Japan — 4.3%
Asahi Group Holdings	33,200	1,288,154
FANUC	91,500	3,212,167
Nintendo	49,000	2,233,828
Sony Group	2,100	189,568
Sony Group ADR	69,234	6,233,829

		13,157,546

Netherlands — 2.6%
ASM International	4,265	1,810,941
Euronext	18,937	1,288,002
Heineken	4,000	411,348
Universal Music Group	190,434	4,230,461

		7,740,752

Sweden — 0.9%
Hexagon, Cl B	215,963	2,656,415

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

Switzerland — 2.6%
Alcon	26,069	$2,140,525
Cie Financiere Richemont, Cl A	3,865	656,540
DSM-Firmenich *	7,008	754,162
SGS	26,173	2,475,992
Straumann Holding	10,921	1,775,821

		7,803,040

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing ADR	52,771	5,325,649

United Kingdom — 2.7%
AstraZeneca ADR	4,340	310,614
Coca-Cola Europacific Partners	117,064	7,542,434
InterContinental Hotels Group ADR	4,330	305,048

		8,158,096

United States — 6.7%
Holcim	24,613	1,659,094
Linde	12,733	4,852,292
Medtronic	71,895	6,333,949
Nestle	30,420	3,659,271
Stellantis	220,709	3,880,250

		20,384,856

Total Common Stock (Cost $153,278,077)		161,993,773

U.S. TREASURY OBLIGATIONS — 39.6%

	Face Amount
U.S. Treasury Bills
4.76%, 7/6/2023 (A)	$50,000,000	49,979,370
5.10%, 8/3/2023 (A)	35,000,000	34,846,442
5.19%, 8/29/2023 (A)	35,000,000	34,714,004

Total U.S. Treasury Obligations (Cost $119,511,886)		119,539,816

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

EXCHANGE TRADED FUND — 3.0%

	Shares	Value

United States — 3.0%
Vanguard Total International Stock ETF	161,939	9,081,539

Total Exchange Traded Fund (Cost $9,028,235)		9,081,539

Total Investments - 96.3% (Cost $281,818,198)		$290,615,128

Other Assets & Liabilities, Net - 3.7%		11,266,273

Net Assets - 100.0%		$301,881,401

A list of the open futures contracts held by the Fund at June 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Nikkei 225 Index	24	Sep-2023	$5,490,302	$5,517,031	$209,114
S&P 500 Index E-MINI	6	Sep-2023	1,316,447	1,346,475	30,028
S&P TSX 60 Index	18	Sep-2023	3,229,097	3,311,538	53,483
SPI 200 Index	20	Sep-2023	2,389,294	2,385,156	33,721
TOPIX Index	131	Sep-2023	20,647,421	20,771,891	808,740

			$33,072,561	$33,332,091	$1,135,086

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation

JPMorgan Chase Bank	09/20/23	USD	3,640,526	JPY	500,000,000	$(132,713)

JPMorgan Chase Bank	09/20/23	GBP	3,900,000	USD	4,922,490	(31,565)

JPMorgan Chase Bank	09/20/23	USD	52,807,805	EUR	48,000,000	(224,513)

Morgan Stanley	09/20/23	EUR	2,340,000	USD	2,554,487	(8,948)

Morgan Stanley	09/20/23	USD	16,630,068	GBP	13,000,000	(116,554)

Morgan Stanley	09/20/23	USD	20,599,731	JPY	2,850,000,000	(605,197)

						$(1,119,490)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

A list of the open OTC swap agreements held by the Fund at June 30, 2023, are as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/2024	EUR	2,731,742	$717,531	$–	$717,531
Bank of America	AIR LIQUIDE SA	EURIB-1-MONTH	AI FP EQUITY	Annually	05/07/2024	EUR	3,878,844	556,909	–	556,909
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/09/2024	GBP	909,255	339,605	–	339,605
Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/07/2024	GBP	4,316,738	1,843,293	–	1,843,293
JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	12/30/2024	EUR	4,079,103	194,787	–	194,787
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	05/03/2023	EUR	4,104,085	(80,554)	–	(80,554)
Morgan Stanley	CRH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/07/2024	EUR	3,243,930	1,299,448	–	1,299,448
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/25/2023	EUR	3,067,511	(832,623)	–	(832,623)
Goldman Sachs	GSAIRNEW Index^	1-Month LIBOR	GSAIRNEW INDEX	Annually	03/06/2024	EUR	589,761	(7,356)	–	(7,356)
BNP Paribas	HDFC	1-Month LIBOR	HDFC	Annually	06/08/2025	INR	2,989,100	218,564	–	218,564
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	08/02/2023	GBP	1,170,848	701,699	–	701,699
JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	12/20/2023	USD	2,622,538	551,180	–	551,180
Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/11/2023	EUR	2,134,139	815,842	–	815,842
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/07/2024	EUR	3,596,753	912,583	–	912,583
JPMorgan Chase	Schneider Electric	SU FP EQUITY	1-Month LIBOR	Annually	03/08/2024	EUR	4,171,294	666,768	–	666,768
Morgan Stanley	Taiwan	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/2024	TWD	746,482	13,785	–	13,785
Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/07/2024	EUR	6,841,967	209,926	–	209,926
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	07/05/2023	EUR	6,698,088	1,425,690	–	1,425,690

								9,547,077	$–	9,547,077

^ The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at June 30, 2023:

Equity Basket Swaps

Shares		Description	Notional Amount	Value	Percentage of Basket
GSAIRNEW
	17,262,793	Enel SpA	$51,427	$ (641)	8.72%
	8,879,257	Iberdrola SA	51,250	(639)	8.69%
	6,816,027	Engie SA	50,130	(625)	8.50%
	2,527,173	RWE AG	48,655	(607)	8.25%
	8,471,436	E.ON SE	47,830	(597)	8.11%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Shares		Description	Notional Amount	Value	Percentage of Basket
	3,973,093	Vestas Wind Systems A/S	$46,768	$(583)	7.93%
	3,428,030	SSE PLC	35,504	(443)	6.02%
	787,969	Orsted AS	32,968	(411)	5.59%
	415,424	Air Liquide SA	32,968	(411)	5.59%
	4,113,672	Siemens Energy AG	32,142	(401)	5.45%
	11,620,489	EDP - Energias de Portugal SA	25,124	(313)	4.26%
	5,998,341	Terna - Rete Elettrica Nazionale	22,647	(282)	3.84%
	1,167,092	Prysmian SpA	21,585	(269)	3.66%
	227,131	Wacker Chemie AG	13,800	(172)	2.34%
	152,424	Acciona SA	11,441	(143)	1.94%
	1,224,405	EDP Renovaveis SA	10,852	(135)	1.84%
	1,578,312	Nordex SE	8,493	(106)	1.44%
	567,383	ERG SpA	7,372	(92)	1.25%
	208,054	Verbund AG	7,372	(92)	1.25%
	232,787	Alfen N.V.	6,900	(86)	1.17%
	941,190	Solaria Energia y Medio Ambiente SA	6,369	(79)	1.08%
	396,436	Neoen SA	5,544	(69)	0.94%
	703,529	Encavis AG	5,131	(64)	0.87%
	791,649	Scatec ASA	2,300	(29)	0.39%
	1,031,584	Ceres Power Holdings PLC	1,769	(22)	0.30%
	485,444	PowerCell Sweden AB	1,710	(21)	0.29%
	2,836,197	Aker Carbon Capture ASA	1,710	(21)	0.29%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of June 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$161,993,773	$–	$–	$161,993,773
U.S. Treasury Obligations	–	119,539,816	–	119,539,816
Exchange Traded Fund	9,081,539	–	–	9,081,539

Total Investments in Securities	$171,075,312	$119,539,816	$–	$290,615,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

JUNE 30, 2023 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,135,086	$–	$–	$1,135,086
Forwards Contracts*
Unrealized Depreciation	–	(1,119,490)	–	(1,119,490)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	10,467,610	–	10,467,610
Unrealized Depreciation	–	(920,533)	–	(920,533)

Total Other Financial Instruments	$1,135,086	$8,427,587	$–	$9,562,673

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “ — “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

BZDIOVRA — Brazil Interbank Deposit Rate

Cl — Class

CMT— Constant Maturity

ETF — Exchange Traded Fund

EURIBOR — European Interbank Offered Rate

FTSE — Financial Times Stock Exchange Group

H15T5Y — US Treas Yield Cure Rate T Note Const Mat 5 Yr

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corporation

                    Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNH — Chinese Yuan

CNY — Chinese Yen

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

SEK — Swedish Krona

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

	New World Opportunities Fund	Endeavour Equity Fund
Assets:
Investments, at Value (Cost $322,652,635 and $100,617,756)	$298,601,751	$110,506,471
Foreign Currency, at Value (Cost $478,998 and $3,547,486)	487,842	3,643,133
Swap Contracts, at Value (Cost $– and $–)	–	1,771,807
Receivable for Investment Securities Sold	36,411	570,975
Interest and Dividend Receivable	4,723,946	13,435
Cash Equivalents	1,101,639	7,883,600
Cash Pledged as Collateral for Forward Foreign Currency Contracts	9,965	–
Cash Pledged as Collateral for Futures Contracts	156,404	181,743
Cash Pledged as Collateral for Options Contracts	161,820	1,331,910
Cash Pledged as Collateral for CC Swap Contracts	1,693,222	–
Cash Pledged as Collateral for OTC Swap Contracts	–	352,048
Unrealized Appreciation on Forward Foreign Currency Contracts	286,506	166,602
Tax Reclaim Receivable	584	27,077
Variation Margin Receivable for Futures Contracts	80,401	–
Variation Margin Receivable for Swap Contracts	4,110,232	–
Prepaid Expenses	20,836	11,490

Total Assets	311,471,559	126,460,291

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	–	1,014,922
Options Written, at Value (Proceeds $8,478 and $5,480)	10,880	2,200
Payable for Investment Securities Purchased	1,454,987	761,768
Unrealized Depreciation on Forward Foreign Currency Contracts	400,594	–
Deposits from Counterparty	260,000	260,000
Due to Adviser	107,874	38,256
Due to Administrator	10,092	8,219
Chief Compliance Officer Fees Payable	2,617	930
Payable for Capital Shares Redeemed	–	126
Payable for Variation Margin for Future Contracts	15,228	–
Payable for Variation Margin for Swap Contracts	4,183,569	–
Other Accrued Expenses	61,792	12,293

Total Liabilities	6,507,633	2,098,714

Net Assets	$304,963,926	$124,361,577

Net Assets Consist of:
Paid-in Capital	$370,591,670	$127,744,997
Total Distributable Loss	(65,627,744)	(3,383,420)

Net Assets	$304,963,926	$124,361,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Concluded)

	New World Opportunities Fund	Endeavour Equity Fund
Institutional Shares:

Net Assets	$304,739,348	$123,751,134
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	37,272,673	9,835,121

Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$8.18	$12.58

Class X Shares:

Net Assets	$224,578	$610,443
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	27,462	48,682

Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$8.18	$12.54

Amounts designated as “ —“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

	Discover Equity Fund	International Equity Fund
Assets:
Investments, at Value (Cost $253,672,491 and $281,818,198)	$304,192,416	$290,615,128
Foreign Currency, at Value (Cost $1,069,284 and $3,927,185)	1,080,289	3,939,214
Swap Contracts, at Value (Cost $82 and $–)	2,204,767	10,467,610
Receivable for Investment Securities Sold	2,728,558	–
Receivable for Capital Shares Sold	29,693	–
Interest and Dividend Receivable	130,225	852,215
Cash Equivalents	9,530,458	–
Cash Pledged as Collateral for Futures Contracts	1,302,279	5,877,080
Cash Pledged as Collateral for Options Contracts	–	800,000
Cash Pledged as Collateral for OTC Swap Contracts	1,379,557	–
Unrealized Appreciation on Forward Foreign Currency Contracts	56,850	–
Tax Reclaim Receivable	–	661,808
Prepaid Expenses	26,718	178,043

Total Assets	322,661,810	313,391,098

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	1,118,135	920,533
Due to Adviser	3,509,424	1,779,085
Payable for Investment Securities Purchased	1,543,575	–
Payable for Capital Shares Redeemed	107,993	–
Due to Administrator	9,858	9,878
Chief Compliance Officer Fees Payable	3,033	2,452
Deposits from Counterparty	–	2,345,642
Unrealized Depreciation on Forward Foreign Currency Contracts	–	1,119,490
Due to Custodian	–	4,115,013
Payable for Variation Margin for Swap Contracts	–	1,125,796
Other Accrued Expenses	148,372	91,808

Total Liabilities	6,440,390	11,509,697

Net Assets	$316,221,420	$301,881,401

Net Assets Consist of:
Paid-in Capital	$347,527,986	$282,548,534
Total Distributable Earnings (Loss)	(31,306,566)	19,332,867

Net Assets	$316,221,420	$301,881,401

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Concluded)

	Discover Equity Fund	International Equity Fund
Institutional Shares:

Net Assets	$301,120,684	$300,965,653
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	26,576,997	29,288,193

Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$11.33	$10.28

Class X Shares:

Net Assets	$15,100,736	$915,748
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,338,141	89,117

Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$11.28	$10.28

Amount designated as “ —“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

FOR THE PERIOD ENDED

JUNE 30, 2023

STATEMENTS OF OPERATIONS (Unaudited)

	New World Opportunities Fund	Endeavour Equity Fund
Investment Income:
Interest Income	$8,776,974	$1,165,220
Dividend Income	32,636	234,952

Total Investment Income	8,809,610	1,400,172

Expenses:
Investment Advisory Fees (Note 7)	619,424	204,758
Administration Fees	61,254	49,589
Trustees’ Fees	6,300	2,651
Chief Compliance Officer Fees	2,514	1,102
Shareholder Servicing Fees (Class X Shares)	95	286
Custodian Fees	61,438	26,462
Professional Fees	31,562	17,890
Transfer Agent Fees	30,169	24,336
Registration Fees	19,746	17,776
Printing Fees	11,863	4,551
Insurance and Other Expenses	56,469	28,518

Total Expenses	900,834	377,919

Less:
Waiver of Investment Advisory Fees (Note 7)	(213,080)	(87,594)

Net Expenses	687,754	290,325

Net Investment Income	8,121,856	1,109,847

Net Realized Gain (Loss) on:
Investments	(6,487,785)	906,877
Futures Contracts	(1,235,772)	1,583,388
Foreign Currency Transactions	134,409	(183,945)
Forward Foreign Currency Contracts	755,088	68,866
Swap Contracts	(422,783)	(677,564)
Purchased Options Contracts	(84,312)	(1,409,912)
Written Options Contracts	(739,002)	415,926

Net Realized Gain (Loss)	(8,080,157)	703,636

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,038,808	8,566,535
Futures Contracts	(386,184)	1,036,170
Foreign Currency Translation	(1,703)	46,774
Forward Foreign Currency Contracts	(472,635)	373,342
Swap Contracts	(218,221)	1,986,663
Purchased Options Contracts	(51,651)	4,141
Written Options Contracts	(2,402)	(10,029)

Net Change in Unrealized Appreciation (Depreciation)	1,906,012	12,003,596

Net Realized and Unrealized Gain (Loss)	(6,174,145)	12,707,232

Net Increase in Net Assets Resulting from Operations	$1,947,711	$13,817,079

Amount designated as “ —“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

FOR THE PERIOD ENDED

JUNE 30, 2023

STATEMENTS OF OPERATIONS (Unaudited)

	Discover Equity Fund	International Equity Fund
Investment Income:
Interest Income	$566,143	$2,693,726
Dividend Income	545,705	2,908,475
Less: Foreign Taxes Withheld	–	(303,894)

Total Investment Income	1,111,848	5,298,307

Expenses:
Investment Advisory Fees (Note 7)	3,875,495	2,262,723
Administration Fees	64,455	58,254
Trustees’ Fees	7,082	5,870
Shareholder Servicing Fees (Class X Shares)	6,789	443
Chief Compliance Officer Fees	2,694	2,392
Professional Fees	43,197	26,039
Transfer Agent Fees	32,621	29,778
Custodian Fees	28,354	29,831
Registration Fees	20,550	20,713
Printing Fees	11,769	10,992
Insurance and Other Expenses	12,987	38,656

Total Expenses	4,105,993	2,485,691

Net Investment Income (Loss)	(2,994,145)	2,812,616

Net Realized Gain (Loss) on:
Investments	(1,437,098)	1,176,392
Futures Contracts	(176,970)	3,199,159
Foreign Currency Transactions	(24,762)	451,202
Forward Foreign Currency Contracts	(638,137)	639,815
Swap Contracts	(1,191)	1,838,044

Net Realized Gain (Loss)	(2,278,158)	7,304,612

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	56,228,067	17,062,839
Futures Contracts	842,814	2,312,619
Foreign Currency Translation	11,306	(486,990)
Forward Foreign Currency Contracts	159,334	(2,184,483)
Swap Contracts	2,641,028	9,953,301

Net Change in Unrealized Appreciation (Depreciation)	59,882,549	26,657,286

Net Realized and Unrealized Gain	57,604,391	33,961,898

Net Increase in Net Assets Resulting from Operations	$54,610,246	$36,774,514

Amount designated as “ —“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Income	$8,121,856	$12,097,111
Net Realized Loss	(8,080,157)	(32,179,961)
Net Change in Unrealized Appreciation (Depreciation)	1,906,012	(13,799,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,947,711	(33,882,434)

Distributions:	(7,558,475)	(11,501,411)

Capital Share Transactions:

Institutional Shares:
Issued	240,672	189,012
Reinvestment of Distributions	3,929,543	6,084,662
Redeemed	(238,455)	(2,169,458)

Net Institutional Share Transactions	3,931,760	4,104,216

Class X Shares:
Issued	101,208	21,782
Reinvestment of Distributions	5,464	4,573
Redeemed	(4,033)	(29,511)

Net Class X Share Transactions	102,639	(3,156)

Net Increase in Net Assets from Share Transactions	4,034,399	4,101,060

Total Decrease in Net Assets	(1,576,365)	(41,282,785)

Net Assets:
Beginning of Year/Period	306,540,291	347,823,076

End of Year/Period	$304,963,926	$306,540,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:
Issued	28,961	19,980
Reinvestment of Distributions	477,130	722,131
Redeemed	(29,042)	(246,624)

Net Institutional Shares Capital Share Transactions	477,049	495,487

Class X Shares:
Issued	12,050	2,631
Reinvestment of Distributions	663	542
Redeemed	(485)	(3,464)

Net Class X Shares Capital Share Transactions	12,228	(291)

Net Increase in Shares Outstanding from Share Transactions	489,277	495,196

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Income	$1,109,847	$547,313
Net Realized Gain (Loss)	703,636	(14,451,084)
Net Change in Unrealized Appreciation (Depreciation)	12,003,596	(12,659,574)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,817,079	(26,563,345)

Distributions:	(631,348)	(1,845,296)

Capital Share Transactions:

Institutional Shares:
Issued	402,592	93,471
Reinvestment of Distributions	433,935	1,370,206
Redeemed	(24,130,466)	(673,519)

Net Institutional Share Transactions	(23,293,939)	790,158

Class X Shares:
Issued	6,526	121,906
Reinvestment of Distributions	2,830	6,839
Redeemed	(691)	(414,106)

Net Class X Share Transactions	8,665	(285,361)

Net Increase (Decrease) in Net Assets from Share Transactions	(23,285,274)	504,797

Total Decrease in Net Assets	(10,099,543)	(27,903,844)

Net Assets:
Beginning of Year/Period	134,461,120	162,364,964

End of Year/Period	$124,361,577	$134,461,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:
Issued	34,082	7,834
Reinvestment of Distributions	35,702	120,280
Redeemed	(2,050,423)	(56,035)

Net Institutional Shares Capital Share Transactions	(1,980,639)	72,079

Class X Shares:
Issued	553	10,377
Reinvestment of Distributions	234	602
Redeemed	(58)	(34,767)

Net Class X Shares Capital Share Transactions	729	(23,788)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,979,910)	48,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Loss	$(2,994,145)	$(351,150)
Net Realized Loss	(2,278,158)	(74,466,082)
Net Change in Unrealized Appreciation (Depreciation)	59,882,549	(113,372,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	54,610,246	(188,189,250)

Distributions:	—	(20,348,129)

Capital Share Transactions:

Institutional Shares:
Issued	375,375	6,338,861
Reinvestment of Distributions	—	14,753,782
Redeemed	(99,457,223)	(1,434,075)

Net Institutional Share Transactions	(99,081,848)	19,658,568

Class X Shares:
Issued	3,337,997	9,950,894
Reinvestment of Distributions	—	662,887
Redeemed	(1,507,357)	(2,539,839)

Net Class X Share Transactions	1,830,640	8,073,942

Net Increase (Decrease) in Net Assets from Share Transactions	(97,251,208)	27,732,510

Total Decrease in Net Assets	(42,640,962)	(180,804,869)

Net Assets:
Beginning of Year/Period	358,862,382	539,667,251

End of Year/Period	$316,221,420	$358,862,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:
Issued	36,097	471,046
Reinvestment of Distributions	—	1,508,206
Redeemed	(8,936,194)	(145,537)

Net Institutional Shares Capital Share Transactions	(8,900,097)	1,833,715

Class X Shares:
Issued	311,084	905,561
Reinvestment of Distributions	—	68,058
Redeemed	(146,963)	(224,786)

Net Class X Shares Capital Share Transactions	164,121	748,833

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(8,735,976)	2,582,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Income (Loss)	$2,812,616	$(91,043)
Net Realized Gain (Loss)	7,304,612	(484,560)
Net Change in Unrealized Appreciation (Depreciation)	26,657,286	(34,008,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	36,774,514	(34,584,366)

Distributions:	(3,149,647)	(6,606,549)

Capital Share Transactions:

Institutional Shares:
Issued	500	1,000
Reinvestment of Distributions	957,089	3,318,439
Redeemed	—	(25)

Net Institutional Share Transactions	957,589	3,319,414

Class X Shares:
Issued	61	720
Reinvestment of Distributions	9,143	19,942
Redeemed	(9,106)	(62,361)

Net Class X Share Transactions	98	(41,699)

Net Increase in Net Assets from Share Transactions	957,687	3,277,715

Total Increase (Decrease) in Net Assets	34,582,554	(37,913,200)

Net Assets:
Beginning of Year/Period	267,298,847	305,212,047

End of Year/Period	$301,881,401	$267,298,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:
Issued	50	109
Reinvestment of Distributions	94,435	365,515
Redeemed	—	(3)

Net Institutional Shares Capital Share Transactions	94,485	365,621

Class X Shares:
Issued	6	77
Reinvestment of Distributions	902	2,200
Redeemed	(898)	(7,164)

Net Class X Shares Capital Share Transactions	10	(4,887)

Net Increase in Shares Outstanding from Share Transactions	94,495	360,734

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Institutional Shares	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$8.33	$9.58	$10.44	$9.97	$10.00

Income (Loss) from Operations:
Net Investment Income(2)	0.22	0.33	0.39	0.29	0.33
Net Realized and Unrealized Gain (Loss)	(0.17)	(1.26)	(0.76)	0.48	(0.04)

Total from Operations	0.05	(0.93)	(0.37)	0.77	0.29

Dividends and Distributions:
Net Investment Income	(0.20)	(0.32)	(0.35)	(0.30)	(0.32)
Net Realized Gain	—	—	(0.13)	—	—
Return of Capital	—	—	(0.01)	—	—

Total Dividends and Distributions	(0.20)	(0.32)	(0.49)	(0.30)	(0.32)

Net Asset Value, End of Year/Period	$8.18	$8.33	$9.58	$10.44	$9.97

Total Return†	0.65%	(9.75)%	(3.59)%	7.98%	2.97%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$304,739	$306,413	$347,674	$370,468	$352,919
Ratio of Expenses to Average Net Assets	0.45%**	0.56%	0.55%	1.46%	0.50%** (3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.59%**	0.56%	0.57%	1.53%	0.61%**
Ratio of Net Investment Income to Average Net Assets	5.30%**	3.84%	3.79%	2.89%	4.04%**
Portfolio Turnover Rate†	43%	79%	133%	132%	78%

(1)	Commenced operations on March 18, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.33%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD

OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Class X Shares	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$8.33	$9.58	$10.44	$9.97	$9.94

Income (Loss) from Operations:
Net Investment Income(2)	0.22	0.32	0.38	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(0.17)	(1.26)	(0.76)	0.65	0.14

Total from Operations	0.05	(0.94)	(0.38)	0.77	0.25

Dividends and Distributions:
Net Investment Income	(0.20)	(0.31)	(0.35)	(0.30)	(0.22)
Net Realized Gain	—	—	(0.13)	—	—
Return of Capital	—	—	(0.00)^	—	—

Total Dividends and Distributions	(0.20)	(0.31)	(0.48)	(0.30)	(0.22)

Net Asset Value, End of Year/ Period	$8.18	$8.33	$9.58	$10.44	$9.97

Total Return†	0.61%	(9.84)%	(3.68)%	7.98%	2.52%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$225	$127	$149	$160	$—
Ratio of Expenses to Average Net Assets	0.60%**	0.66%	0.63%	3.69%	0.03%** (3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.69%**	0.66%	0.64%	3.73%	0.03%**
Ratio of Net Investment Income to Average Net Assets	5.20%**	3.73%	3.71%	1.11%	3.84%**
Portfolio Turnover Rate†	43%	79%	133%	132%	78%

(1)	Commenced operations on September 13, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.48%.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Institutional Shares	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$11.33	$13.74	$13.72	$10.79	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.11	0.05	(0.04)	(0.32)	0.02
Net Realized and Unrealized Gain (Loss)	1.20	(2.31)	1.53	3.58	0.77

Total from Operations	1.31	(2.26)	1.49	3.26	0.79

Dividends and Distributions:
Net Investment Income	(0.06)	(0.06)	(0.26)	(0.01)	—
Net Realized Gain	—	(0.09)	(1.21)	(0.32)	—

Total Dividends and Distributions	(0.06)	(0.15)	(1.47)	(0.33)	—

Net Asset Value, End of Year/ Period	$12.58	$11.33	$13.74	$13.72	$10.79

Total Return†	11.62%	(16.40)%	10.94%	30.24%	7.90%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$123,751	$133,920	$161,383	$51,721	$31,451
Ratio of Expenses to Average Net Assets	0.47%**	0.59%	0.56%	3.44%	0.44%**	(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.61%**	0.59%	0.61%	4.15%	1.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets .	1.78%**	0.38%	(0.24)%	(2.86)%	0.36%**
Portfolio Turnover Rate†	92%	197%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average nets asset would have been 1.94%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR

EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Class X Shares	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$11.29	$13.69	$13.67	$10.77	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.10	0.04	(0.04)	(0.52)	0.02
Net Realized and Unrealized Gain (Loss)	1.21	(2.30)	1.52	3.75	0.75

Total from Operations	1.31	(2.26)	1.48	3.23	0.77

Dividends and Distributions:
Net Investment Income	(0.06)	(0.05)	(0.25)	(0.01)	—
Net Realized Gain	—	(0.09)	(1.21)	(0.32)	—

Total Dividends and Distributions	(0.06)	(0.14)	(1.46)	(0.33)	—

Net Asset Value, End of Year/ Period	$12.54	$11.29	$13.69	$13.67	$10.77

Total Return†	11.61%	(16.50)%	10.91%	30.02%	7.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$611	$541	$982	$103	$4
Ratio of Expenses to Average Net Assets	0.58%**	0.68%	0.60%	4.71%	0.47%**	(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.71%**	0.68%	0.68%	5.30%	1.55%**
Ratio of Net Investment Income (Loss) to Average Net Assets .	1.65%**	0.35%	(0.29)%	(4.27)%	0.63%**
Portfolio Turnover Rate†	92%	197%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.09%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Institutional Shares	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$9.79		$15.84	$15.57	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(2)	(0.10)		(0.01)	(0.78)	(0.44)	0.00
Net Realized and Unrealized Gain (Loss)	1.64		(5.46)	5.29	6.35	0.01

Total from Operations	1.54		(5.47)	4.51	5.91	0.01

Dividends and Distributions:
Net Realized Gain	—		(0.58)	(4.24)	(0.35)	—

Total Dividends and Distributions	—		(0.58)	(4.24)	(0.35)	—

Net Asset Value, End of Year/ Period	$11.33		$9.79	$15.84	$15.57	$10.01

Total Return†	15.73%		(34.55)%	28.87%	59.09%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$301,121		$347,406	$532,948	$346,990	$2,103
Ratio of Expenses to Average Net Assets	2.54%**		0.48%	4.16% (3)	4.17%	—%**	(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.54%**		0.48%	4.15%	4.23%	nm%**
Ratio of Net Investment Loss to Average Net Assets	(1.85	)%**	(0.09)%	(4.06)%	(3.92)%	—%**
Portfolio Turnover Rate†	30%		94%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.30%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER

EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Class X Shares	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$9.76		$15.80	$15.54	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(2)	(0.10)		(0.02)	(0.78)	(0.53)	0.00
Net Realized and Unrealized Gain (Loss)	1.62		(5.44)	5.28	6.41	0.01

Total from Operations	1.52		(5.46)	4.50	5.88	0.01

Dividends and Distributions:
Net Realized Gain	—		(0.58)	(4.24)	(0.35)	—

Total Dividends and Distributions	—		(0.58)	(4.24)	(0.35)	—

Net Asset Value, End of Year/ Period	$11.28		$9.76	$15.80	$15.54	$10.01

Total Return†	15.57%		(34.57)%	28.86%	58.79%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$15,100		$11,456	$6,719	$3,486	$—
Ratio of Expenses to Average Net Assets	2.67%**		0.65%	4.18% (3)	4.37%	—%**	(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.67%**		0.65%	4.16%	4.42%	nm%**
Ratio of Net Investment Loss to Average Net Assets	(1.93	)%**	(0.17)%	(4.08)%	(4.17)%	—%**
Portfolio Turnover Rate†	30%		94%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.45%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Institutional Shares	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Year/Period	$9.13	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.10	0.00	0.06	(0.01)
Net Realized and Unrealized Gain (Loss)	1.16	(1.19)	0.78	1.49

Total from Operations	1.26	(1.19)	0.84	1.48

Dividends and Distributions:
Net Investment Income	(0.11)	(0.23)	(0.87)	—
Net Realized Gain	—	—	(0.90)	—
Return of Capital	—	—	(0.00)^	—

Total Dividends and Distributions	(0.11)	(0.23)	(1.77)	—

Net Asset Value, End of Year/ Period	$10.28	$9.13	$10.55	$11.48

Total Return†	13.79%	(11.27)%	7.27%	14.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$300,965	$266,485	$304,220	$307,709
Ratio of Expenses to Average Net Assets	1.71%**	1.90%	0.53%	0.60%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.71%**	1.97%	1.10%	0.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets .	1.93%**	(0.03)%	0.50%	(0.28	)%**
Portfolio Turnover Rate†	14%	25%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL

EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year/Period

Class X Shares	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Year/Period	$9.13	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.09	(0.01)	0.04	(0.01)
Net Realized and Unrealized Gain (Loss)	1.16	(1.19)	0.79	1.49

Total from Operations	1.25	(1.20)	0.83	1.48

Dividends and Distributions:
Net Investment Income	(0.10)	(0.22)	(0.86)	—
Net Realized Gain	—	—	(0.90)	—
Return of Capital	—	—	(0.00)^	—

Total Dividends and Distributions	(0.10)	(0.22)	(1.76)	—

Net Asset Value, End of Year/ Period	$10.28	$9.13	$10.55	$11.48

Total Return†	13.74%	(11.36)%	7.21%	14.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$916	$814	$992	$54
Ratio of Expenses to Average Net Assets	1.81%**	1.98%	0.46%	0.59%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.81%**	2.05%	1.32%	0.59%**
Ratio of Net Investment Income (Loss) to Average Net Assets .	1.83%**	(0.10)%	0.35%	(0.28	)%**
Portfolio Turnover Rate†	14%	25%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 66 funds. The financial statements herein are those of the Aperture Funds (the “Funds”). The investment objective of the Aperture New World Opportunities Fund is to seek total return, consisting of current income and capital appreciation. The investment objective of the Aperture Endeavour Equity Fund is to seek a return in excess of the MSCI ACWI hedged to USD Net Total Return Index. The investment objective of the Aperture Discover Equity Fund is to seek a return in excess of the Russell 2000 Total Return Index. The investment objective of the Aperture International Equity Fund is to seek a return in excess of the MSCI ACWI ex-US Index. The Aperture New World Opportunities Fund is classified as a diversified investment company. The Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are “non-diversified” Funds. Aperture Investors, LLC serves as the Funds’ investment adviser (the “Adviser”). The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund currently offer Institutional Shares and Class X Shares. The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund commenced operations on March 18, 2019, September 30, 2019, December 30, 2019 and October 1, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping

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JUNE 30, 2023

requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period June 30, 2023, there have been no significant changes to the Funds’ fair valuation methodologies.

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax years, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of June 30, 2023.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/ or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of June 30, 2023, if applicable.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, equity swaps contracts, interest rate swaps and

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Funds at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of June 30, 2023, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objectives. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategies.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss. Any realized or unrealized gains (loss) during the year or period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

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JUNE 30, 2023

3.  Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of June 30, 2023, was as follows:

Aperture New World Opportunities Fund

Asset Derivatives					Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Interest Rate contracts	Unrealized appreciation on Future Contracts	$26,557	†	Interest Rate contracts	Unrealized depreciation on Future Contracts	$322,581	†

	Unrealized appreciation on Swap Contracts	87,391	*		Unrealized depreciation on Swap Contracts	73,940	*

Equity contracts				Equity contracts

	Investments purchased, at value	72,083			Options written, at value	10,880

Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	286,506		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	400,594

Credit contracts	Unrealized appreciation on Swap Contracts	–	*	Credit contracts	Unrealized depreciation on Swap Contracts	221,233	*

		$472,537				$1,029,228

Aperture Endeavour Equity Fund

Asset Derivatives				s	Liability Derivative

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$298,557	†	Equity contracts	Unrealized depreciation on Future Contracts	$27,000	†

	Unrealized appreciation on Swap Contracts	1,771,807	*		Unrealized depreciation on Swap Contracts	1,014,922	*

	Investments purchased, at value	4,540			Options written, at value	2,200

Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	166,602		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	–

		$2,241,506				$1,044,122

Aperture Discover Equity Fund

Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$69,625	†	Equity contracts	Unrealized depreciation on Future Contracts	$–	†

	Unrealized appreciation on Swap Contracts	2,204,685	*		Unrealized depreciation on Swap Contracts	1,118,135	*

Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	56,850		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	–

		$2,331,160				$1,118,135

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JUNE 30, 2023

Aperture International Equity Fund

Asset Derivatives					Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$1,135,086	†	Equity contracts	Unrealized depreciation on Future Contracts	$–	†

	Unrealized appreciation on Swap Contracts	10,467,610	*		Unrealized depreciation on Swap Contracts	920,533	*

Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	–		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	1,119,490

		$11,602,696				$2,040,023

* Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

		Aperture New World Opportunities Fund

	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Interest rate contracts	$–	$–	$(721,006)	$–	$8,606	$(712,400)
Equity contracts	(550,121)	(331,172)	(514,766)	–	(48,585)	(1,444,644)
Credit contracts	–	–	–	–	(382,804)	(382,804)
Foreign exchange contracts	(188,881)	246,860	–	755,088	–	813,067

Total	$(739,002)	$(84,312)	$(1,235,772)	$755,088	$(422,783)	$(1,726,781)

		Aperture Endeavour Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$415,926	$(1,409,912)	$1,583,388	$–	$(677,564)	$(88,162)
Foreign exchange contracts	–	–	–	68,866	–	68,866

Total	$415,926	$(1,409,912)	$1,583,388	$68,866	$(677,564)	$(19,296)

		Aperture Discover Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$–	$–	$(176,970)	$–	$(1,191)	$(178,161)
Foreign exchange contracts	–	–	–	(638,137)	–	(638,137)

Total	$–	$–	$(176,970)	$(638,137)	$(1,191)	$(816,298)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

	Aperture International Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$–	$–	$3,199,159	$–	$1,838,044	$5,037,203
Foreign exchange contracts	–	–	–	639,815	–	639,815
Total	$–	$–	$3,199,159	$639,815	$1,838,044	$5,677,018

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Aperture New World Opportunities Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Interest rate contracts	$–	$–	$(87,760)	$–	$(36,285)	$(124,045)
Equity contracts	(2,402)	(51,651)	(298,424)	–	13,451	(339,026)
Credit contracts	–	–	–	–	(195,387)	(195,387)
Foreign exchange contracts	–	–	–	(472,635)	–	(472,635)
Total	$(2,402)	$(51,651)	$(386,184)	$(472,635)	$(218,221)	$(1,131,093)

	Aperture Endeavour Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$(10,029)	$4,141	$1,036,170	$–	$1,986,663	$3,016,945
Foreign exchange contracts	–	–	–	373,342	–	373,342
Total	$(10,029)	$4,141	$1,036,170	$373,342	$1,986,663	$3,390,287

	Aperture Discover Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$–	$–	$842,814	$–	$2,641,028	$3,483,842
Foreign exchange contracts	–	–	–	159,334	–	159,334
Total	$–	$–	$842,814	$159,334	$2,641,028	$3,643,176

	Aperture International Equity Fund
	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$–	$–	$2,312,619	$–	$9,953,301	$12,265,920
Foreign exchange contracts	–	–	–	(2,184,483)	–	(2,184,483)
Total	$–	$–	$2,312,619	$(2,184,483)	$9,953,301	$10,081,437

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, and swap contracts activity during the period ended June 30, 2023:

	Aperture New World Opportunities Fund	Aperture Endeavour Equity Fund	Aperture Discover Equity Fund	Aperture International Equity Fund

Futures Contracts:

Average Notional Balance Long	$380,434	$17,847,729	$13,698,892	$33,799,302

Forward Foreign Currency Contracts:

Average Notional Balance Long	18,846,076	14,504,891	–	5,371,916

Average Notional Balance Short	(22,283,827)	(3,066,629)	–	(95,222,499)

Swaps:

Total Return Contracts

Average Notional Balance Long	107,656	29,345,820	13,613,474	70,123,322

Average Notional Balance Short	(354,792)	(6,868,039)	(14,647,929)	–

Options/Swaptions:

Average Notional Balance Long†	178,449	3,605	–	–

Average Notional Balance Short†	(12,183)	(1,555)	–	–

† Represents cost.

The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts, forward contracts, and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2023:

	Aperture New World Opportunities Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Goldman Sachs	$200,104	$–	$200,104	$(157,885)	$–	$(157,885)	$42,219	$–	$42,219
JPMorgan Chase	86,402	–	86,402	(146,721)	–	(146,721)	(60,319)	58,224	(2,095)
Morgan Stanley	–	–	–	(95,988)	–	(95,988)	(95,988)	9,964	(86,024)
Total over the counter	$286,506	$–	$286,506	$(400,594)	$–	$(400,594)

	Aperture Endeavour Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$379,385	$379,385	$–	$(170,931)	$(170,931)	$208,454	$–	$208,454
Barclays	–	157,778	157,778	–	–	–	157,778	–	157,778
Goldman Sachs	–	137,880	137,880	–	(161,251)	(161,251)	(23,371)	–	(23,371)
JPMorgan Chase	137,503	–	137,503	–	(172,477)	(172,477)	(34,974)	34,974	–
Morgan Stanley	29,099	1,096,764	1,125,863	–	(510,263)	(510,263)	615,600	–	615,600
Total over the counter	$166,602	$1,771,807	$1,938,409	$–	$(1,014,922)	$(1,014,922)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

	Aperture Discover Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Morgan Stanley	$56,850	$2,204,767	$2,261,617	$–	$(1,118,135)	$ (1,118,135)	$1,143,482	$–	$1,143,482
Total over the counter	$56,850	$2,204,767	$2,261,617	$–	$(1,118,135)	$ (1,118,135)

	Aperture International Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$1,982,599	$1,982,599	$–	$(80,554)	$(80,554)	$1,902,045	$–	$1,902,045
BNP Paribas	–	218,564	218,564	–	–	–	218,564	–	218,564
Goldman Sachs	–	1,953,887	1,953,887	–	(839,979)	(839,979)	1,113,908	–	1,113,908
JPMorgan Chase	–	2,130,266	2,130,266	(388,791)	–	(388,791)	1,741,475	–	1,741,475
Morgan Stanley	–	4,182,294	4,182,294	(730,699)	–	(730,699)	3,451,595	(1,367,146)	2,084,449
Total over the counter	$ –	$10,467,610	$10,467,610	$(1,119,490)	$(920,533)	$(2,040,023)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.   Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2023, Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund incurred $61,254, $ 49,589, $ 64,455 and $ 58,254 for these services, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

State Street acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C GIDS, Inc. (formerly, DST Systems, Inc.) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.   Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2023, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
New World Opportunities Fund	$104,465,231	$105,069,021	$33,370,096	$16,698,751
Endeavour Equity Fund	61,095,934	73,824,319	–	–
Discover Equity Fund	90,827,912	193,542,337	–	–

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	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
International Equity Fund	35,572,790	21,286,419	–	–

7.   Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate adjusted for performance and based on the average net assets of each Fund:

The Aperture New World Opportunities Fund management fee is 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the period which performance is measured (“Performance Period”).

The Aperture Endeavour Equity Fund management fee is 1.82% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI hedged to USD Net Total Return Index plus 5.00% (500 basis points) over the Performance Period.

The Aperture Discover Equity Fund management fee is 2.175% of assets up to and including $300 million, 2.115% of assets over $300 million and up to and including $400 million, and 2.065% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Russell 2000 Total Return Index plus 6.25% (625 basis points) over the Performance Period.

The Aperture International Equity Fund management fee is 1.90% of assets up to and including $350 million, 1.85% of assets over $350 million and up to and including $400 million, and 1.80% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI ex-USA (Net) USD Index plus 5.00% (500 basis points) over the Performance Period.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

The Performance Adjustment for the Funds is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day.

The maximum Performance Adjustment (positive or negative) of Aperture New World Opportunities Fund will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Endeavour Equity Fund will not exceed an annualized rate of +/- 1.50% 150 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Discover Equity Fund will not exceed an annualized rate of +/- 1.875% (187.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 6.25% percentage points (625 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture International Equity Fund will not exceed an annualized rate of +/- 1.50% (150.0 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

On a monthly basis, Aperture New World Opportunities Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured was initially from the March 18, 2019 (commencement of operations) to December 31, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2023, the Fund accrued advisory fees of $619,424, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.40% of the Fund’s average net assets, which reflected a (0.82)% Performance Adjustment of $(1,256,729).

On a monthly basis, Aperture Endeavour Equity Fund will pay the Adviser the minimum fee rate of 0.32% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2023, the Fund accrued advisory fees of $204,758, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.33% of the Fund’s average net assets, which reflected a (1.49)% Performance Adjustment of $(928,309).

On a monthly basis, Aperture Discover Equity Fund will pay the Adviser the minimum fee rate of 0.30% of the first $300 million, 0.24% for assets between $300 million and $400 million; and 0.19% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2023, the Fund accrued advisory fees of $3,875,495, at an annual effective rate (excluding the impact from any expense waivers in effect) of 2.41% of the Fund’s average net assets, which reflected a 0.26)% Performance Adjustment of $427,011.

On a monthly basis, the Aperture International Equity Fund will pay the Adviser the minimum fee rate of 0.40% of the first $350 million, 0.35% for assets between $350

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS

JUNE 30, 2023

million and $400 million; and 0.30% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2023, the Fund accrued advisory fees of $2,262,723 at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.55% of the Fund’s average net assets, which reflected a (0.35)% Performance Adjustment of $(504,248).

In addition, the Adviser until April 30, 2021, had contractually agreed to waive fees and/ or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding the management fee, any class-specific expenses such as distribution and service (Rule 12b-1) fees and shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.10% of Aperture New World Opportunities Fund’s average daily net assets, and 0.12% of Aperture Endeavour Equity Fund and Aperture Discover Equity Fund’s average daily net assets (the “contractual expense limit”). This agreement was terminated effective as of the close of business on April 30, 2021. The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2023, the Funds had fees which were previously waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

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JUNE 30, 2023

	Expiring Years

	2024	2025	2026	Total
New World Opportunities Fund	$176,831	N/A	$ 213,080	$389,911
Endeavour Equity Fund	187,384	N/A	87,594	274,978
Discover Equity Fund	47,056	N/A	N/A	47,056
International Equity Fund	N/A	1,200,765	192,090	1,392,855

8.   Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last fiscal year were as follows:

		Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
New World Opportunities Fund
2022	$	11,501,411	$	—	$	—	$	11,501,411
2021		17,054,977		380,041		456,616		17,891,634
Endeavour Equity Fund
2022		1,626,177		219,119		—		1,845,296
2021		10,848,190		5,368,374		—		16,216,564
Discover Equity Fund
2022		—		20,348,129		—		20,348,129
2021		44,816,050		76,637,509		—		121,453,559
International Equity Fund
2022		6,606,549		—		—		6,606,549
2021		32,906,528		14,607,316		103,825		47,617,669

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JUNE 30, 2023

As of December 31, 2022, the components of Accumulated Losses on a tax basis were as follows:

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund	International Equity Fund
Undistributed Ordinary Income	$466,445	$—	$—	$—
Post October Losses	(8,424,657)	(3,638,284)	(5,531,077)	(1,047,199)
Capital Loss Carryforwards	(25,443,775)	(11,421,149)	(64,321,580)	(4,327,054)
Unrealized Depreciation	(26,610,538)	(1,509,719)	(16,064,147)	(8,917,745)
Other Temporary Differences	(4,455)	1	(8)	(2)

Total Distributable Loss	$(60,016,980)	$(16,569,151)	$(85,916,812)	$(14,292,000)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. For the year ended December 31, 2022, the Funds have no losses to carry forward and utilized the following capital forward to offset capital gains:

		Short-Term Loss		Long-Term Loss		Total
New World Opportunities Fund	$	16,132,352	$	9,311,423	$	25,443,775
Endeavour Equity Fund		7,766,664		3,654,485		11,421,149
Discover Equity Fund		63,180,143		1,141,437		64,321,580
International Equity Fund		4,327,054		—		4,327,054

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, perpetual bond adjustments, currency forward M2Ms, swap M2Ms and PFICs.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2023, are as follows:

		Federal Tax Cost		Aggregate Gross Unrealized Appreciation		Aggregate Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
New World Opportunities Fund	$	322,652,635	$	986,152	$	(25,037,036)	$	(24,050,884)
Endeavour Equity Fund		100,617,756		12,449,489		(2,560,774)		9,888,715
Discover Equity Fund		253,672,491		52,868,179		(2,348,254)		50,519,925
International Equity Fund		281,818,198		22,227,140		(13,430,210)		8,796,930

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9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. The Funds shares are not a bank deposit and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Active Management Risk – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Below Investment Grade Fixed Income Securities (Junk Bond) Risk – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible and Preferred Securities Risk – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk – As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

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dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk – The Funds’ use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Regulations relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The Funds’ exposure to these risks is heightened as a result of the Funds investing primarily in emerging market countries.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay

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the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment Company Risk – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in

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IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Leverage Risk – The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of their portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity,

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any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Funds invest, as a result of their markets being less developed.

Long-Term Investment Strategy Risk – Under normal circumstances, the Funds intend to hold securities for long periods (typically over two years). This investment style may cause the Funds to lose money or underperform compared to the Indices or other mutual funds over the short or medium terms. The Funds also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Funds’ portfolios.

Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Funds, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Funds’ investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an

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investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds.

Non-Diversified Risk – The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute.

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/ or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

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Short Sales Risk – A short sale involves the sale of a security that the Funds do not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Funds’ share price. The Funds may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

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10. Concentration of Shareholders:

At June 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of	%
	Shareholders	Ownership
New World Opportunities Fund, Institutional Shares	4	69%
New World Opportunities Fund, Class X Shares	1	93%
Endeavour Equity Fund, Institutional Shares	2	57%
Endeavour Equity Fund, Class X Shares	2	99%
Discover Equity Fund, Institutional Shares	3	70%
Discover Equity Fund, Class X Shares	3	99%
International Equity Fund, Institutional Shares	5	98%
International Equity Fund, Class X Shares	2	100%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2023.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) - Concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Aperture New World Opportunities Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,006.50	0.45%	$2.23
Hypothetical 5% Return	$1,000.00	$1,022.57	0.45%	$2.25
Aperture New World Opportunities Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,006.10	0.60%	$2.98
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
Aperture Endeavour Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,116.20	0.47%	$2.44
Hypothetical 5% Return	$1,000.00	$1,022.49	0.47%	$2.34
Aperture Endeavour Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,116.10	0.58%	$3.04
Hypothetical 5% Return	$1,000.00	$1,021.92	0.58%	$2.91
Aperture Discover Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,157.30	2.54%	$13.60
Hypothetical 5% Return	$1,000.00	$1,012.19	2.54%	$12.69
Aperture Discover Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,155.70	2.67%	$14.27
Hypothetical 5% Return	$1,000.00	$1,011.55	2.67%	$13.32
Aperture International Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,137.90	1.71%	$9.05
Hypothetical 5% Return	$1,000.00	$1,016.33	1.71%	$8.53
Aperture International Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,137.40	1.81%	$9.59
Hypothetical 5% Return	$1,000.00	$1,015.82	1.81%	$9.05

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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REVIEW OF LIQUIDITY RISK MANAGMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	a material change was made to the Program during the period covered by the report related to a change in vendors providing liquidity analysis services.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Fund P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

API-SA-001-0700

(b)      Not applicable.

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: September 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: September 7, 2023